                                                       Registration No. 333-43610
                                                               File No. 811-10047

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

      Pre-Effective Amendment No.                                          [ ]

      Post-Effective Amendment No. 2                                       [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

      Amendment No. 5                                                      [X]

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                     OPPENHEIMER CONCENTRATED GROWTH FUND
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              (Exact Name of Registrant as Specified in Charter)

               6803 South Tucson Way, Centennial, CO 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

                                (303) 768-3200

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             (Registrant's Telephone Number, including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
                 498 Seventh Avenue, New York, New York 10018
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[X]  Immediately upon filing pursuant to paragraph (b)
[   ]  On _______________ pursuant to paragraph (b)
[   ]  60 days after filing pursuant to paragraph (a)(1)
[   ]  On _______________ pursuant to paragraph (a)(1)
[   ]  75 days after filing pursuant to paragraph (a)(2)
[   ]  On _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[   ]This  post-effective  amendment  designates a new  effective date for a previously filed post-effective amendment.

Oppenheimer
Concentrated Growth Fund

Prospectus dated February 28, 2003

                                        Oppenheimer Concentrated Growth Fund
                                        is a mutual fund that seeks capital
                                        appreciation. It emphasizes
                                        investments in stocks of large-cap
                                        companies.
                                           This Prospectus contains important
                                        information about the Fund's
                                        objective, its investment policies,
                                        strategies and risks. It also contains
                                        important information about how to buy
                                        and sell shares of the Fund and other
                                        account features. Please read this
                                        Prospectus carefully before you invest
                                        and keep it for future reference about
As with all mutual funds, the           your account.
Securities and Exchange Commission has
not approved or disapproved the Fund's
securities nor has it determined that
this Prospectus is accurate or
complete. It is a criminal offense to
represent otherwise.
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CONTENTS

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                    ABOUT THE FUND

            3       The Fund's Investment Objective and Strategies
            3       Main Risks of Investing in the Fund
            4       The Fund's Past Performance
            5       Fees and Expenses of the Fund
                    About the Fund's Investments
            7       How the Fund is Managed

                    ABOUT YOUR ACCOUNT

            10      How to Buy Shares
                    Class A Shares
                    Class B Shares
                    Class C Shares
                    Class N Shares
                    Class Y Shares

                    Special Investor Services
            18      AccountLink
                    PhoneLink
                    OppenheimerFunds Internet Website
                    Retirement Plans

                    How to Sell Shares

                    By Mail
             20     By Telephone

                    How to Exchange Shares
                    Shareholder Account Rules and Policies

                    Dividends, Capital Gains and Taxes
            22      Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective And Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?  The Fund seeks capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN?

The Fund invests primarily in common stocks selected for their growth potential. Under normal market conditions, the Fund expects to invest at least
65% of its total assets in common stocks of large capitalization companies. The
Fund currently defines large capitalization companies as those having a market capitalization over $12 billion.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL?
The portfolio managers select securities one at a time. This is called a
"bottom up approach." The portfolio managers look for companies with earnings growth potential and whose stock prices are driven predominantly by their ability to grow earnings. The portfolio managers use fundamental company analysis to select securities for the Fund and look for companies that they believe have the following characteristics:

     o Exceptional revenue growth
     o Above-average earnings growth
     o Exceptional revenue and earnings growth that can be sustained
     o Well-established and leaders in high growth markets

WHO IS THE FUND DESIGNED FOR?
The Fund is designed for investors seeking capital appreciation over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a growth fund focusing on stock investments. Since the Fund does not seek income and its income from investments will likely be small, it is not designed for investors needing current income. Because of its focus on long-term growth, the Fund may be appropriate for a portion of a retirement plan investment. The Fund is not a complete investment program.

MAIN RISKS OF INVESTING IN THE FUND
All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors  described below.  There is also the  risk  that  poor  security  selection  by the  Fund's  investment  Manager,
OppenheimerFunds, Inc., will cause the Fund to underperform other funds having a similar objective.

RISKS OF INVESTING IN STOCKS
Stocks fluctuate in price, and their short-term volatility at times may be great.  Because the Fund invests primarily in common stocks, the value of the
Fund's portfolio will be affected by changes
in the stock markets.  The Fund's net asset values per share will fluctuate as the values of the Fund's portfolio securities change.

     The  prices  of  individual  stocks  do not all move in the same  direction uniformly or at the same time.  Different  stock markets may behave  differently from each  other.  The Fund  currently  focuses  its stock  investments  in U.S.
issuers and  accordingly  will be affected  primarily  by changes in U.S.  stock markets.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

     At times,  the Manager may increase the Fund's  emphasis of its investments in a  particular  industry  compared to the  weighting  of that  industry in the
S&P 500 Index which the Fund uses as a performance benchmark.  To the extent that the Fund  increases  its emphasis on stocks in a particular  industry,  its share values may fluctuate in response to events  affecting that industry,  such as changes in economic conditions, government regulations, availability of basic resources  or  supplies,  or other  events that affect that  industry  more than others.

RISKS OF NON-DIVERSIFICATION.  The Fund is "non-diversified" under the
Investment Company Act of 1940. As a non-diversified fund, the Fund can invest in fewer issuers and can invest a greater percentage of its assets in a single issuer than it could if it were a diversified fund.  So a decrease or increase in a single security's value will have a greater impact on the Fund's net asset value and total return than it would for a fund that is more diversified in its holdings.  The Fund intends to qualify as a regulated investment company under the Internal Revenue Code. In order to meet this requirement, the Fund cannot invest more than 5% of its assets in the securities of any one issuer with respect to 50% of the Fund's total assets and the Fund cannot invest more than
25% of its total assets in the securities of any one issuer.

HOW RISKY IS THE FUND OVERALL?
The risks  described  above  collectively  form the overall  risk  profile of the
Fund  and  can  affect  the  value  of the  Fund's  investments,  its  investment performance  and its prices  per share.  Particular  investments  and  investment strategies  also  have  risks.  These  risks  mean  that  you can  lose  money by investing  in the Fund.  When you redeem your  shares,  they may be worth more or less  than  what you paid for  them.  There is no  assurance  that the Fund  will achieve its investment objective.

In the short term, the stock markets can be volatile, and the price of the
Fund's shares can go up and down substantially. Growth stocks may be more volatile than other equity investments. The Fund expects to hold more concentrated positions than other Oppenheimer equity funds. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices. In the OppenheimerFunds spectrum, the Fund is generally more aggressive than funds that invest in both stocks and bonds or in investment grade debt securities, but may be less volatile than small-cap and emerging markets stock funds.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the
Fund, by showing the Fund's performance (for its Class A shares) from year to year for the full calendar years since the Fund's inception and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index.  The after-tax returns for the other classes of shares will vary.
The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  In certain cases, the figure representing "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k)
plans or IRAs or to institutional investors not subject to tax.  The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/02 through 12/31/02, the cumulative total return for
Class A shares before taxes was -37.06%.
During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was -3.12% (4QTR'02) and the lowest return
(not annualized) before taxes for a calendar quarter was -18.44% (2QTR'02)

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Average Annual Total Returns for        1 Year         Life of Class
the periods ended December 31, 2002

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Class A Shares (inception 4/27/01)
Return Before Taxes                     -40.68%           -29.44%
Return After Taxes on Distributions     -40.68%           -29.44%
Return After Taxes on
Distributions and Sale of Fund          -24.77%           -22.96%
Shares

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Russell 1000 Growth Index
(reflects no deduction for fees,        -27.88%           -23.20%
expenses or taxes)

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The Fund's average annual total returns in the table include the applicable sales charges: for Class A shares, the current maximum initial sales charge of
5.75%; for Class B shares, the contingent deferred sales charges of 5% (1-year)
and 2% (5-year); and for Class C shares and Class N shares, the 1% contingent deferred sales charge for the 1-year period.  There is no sales charge on Class
Y shares.  The Fund's returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The performance of the Fund's Class A shares is compared to the Russell 1000 Growth Index, which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  Index performance reflects the reinvestment of income but does not consider the effects of transaction costs, fees, expenses or taxes.  The Fund may have investments that vary from those in the indices.

Fees and Expenses of the Fund

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other transaction expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal year ended
October 31, 2002.

Shareholder Fees (charges paid directly from your investment):

                                    Class A  Class B Class C Class N  Class Y
                                    Shares   Shares  Shares  Shares   Shares
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Maximum Sales Charge (Load) on
Purchases (as % of offering price)  5.75%    None    None    None     None
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Maximum Deferred Sales Charge
(Load)
(as % of the lower of the original  None1    5%2     1%3     1%4      None
offering
price or redemption proceeds)

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

                                   Class A  Class B Class C  Class N  Class Y
                                   Shares   Shares  Shares   Shares   Shares

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Management Fees                     0.75%    0.75%   0.75%    0.75%    0.75%

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Distribution and/or Service         0.25%    1.00%   1.00%    0.50%     N/A
(12b-1) Fees

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Other Expenses                      0.57%    0.57%   0.57%    0.57%    0.57%

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Total Annual Operating Expenses     1.57%    2.32%   2.32%    1.82%    1.32%
 1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
 2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.

 3. Applies to shares redeemed within 12 months of purchase.
                                   --------------------------------------------

1 Year  3 Years 5 Years  10 Years

4.   Applies to shares  redeemed  within 18 months of plan's  first  purchase of
     Class N shares. The "Other Expenses" in the table are based on, among other things,  the fees the Fund  would have paid if the  transfer  agent had not waived a portion of its fee under a  voluntary  undertaking  to the Fund to limit  these fees to 0.25% of average  daily net assets per fiscal year for
     Class Y shares  and 0.35% of average  net  assets  per fiscal  year for all other classes. That undertaking may be amended or withdrawn at any time. It is also based on fees the Fund would have paid if the  Distributor  had not voluntarily  waived the 0.25%  12b-1 fee.  With  respect to Class A shares, after the waiver,  the "Total Annual Operating  Expenses" as percentages of average  daily net assets  was  1.32%.  Effective  November  1,  2002,  the transfer agent will limit its fees to 0.35% of average daily net assets per fiscal year for Class Y. Had that reduced  waiver been in effect during the past fiscal year for Class Y shares, the actual "Other Expenses" and "Total
     Annual  Operating  Expenses" as  percentages  of daily net assets would not have changed.

EXAMPLES.  The  following  examples are intended to help you compare the cost of investing  in the Fund with the cost of investing  in other  mutual  funds.  The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

     The first example  assumes that you redeem all of your shares at the end of those  periods.  The second  example  assumes  that you keep your  shares.  Both examples also assume that your investment has a 5% return each year and that the class's  operating  expenses remain the same. Your actual costs may be higher or lower because  expenses  will vary over time.  Based on these  assumptions  your expenses would be as follows:

If shares are redeemed:

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Class       A       Shares        $726        $1,042        $1,381        $2,335
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Class       B       Shares        $735       $1,024        $1,440        $2,2971
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Class        C        Shares        $335        $724        $1,240        $2,656
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Class       N       Shares        $285       $573       $       985       $2,137
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Class Y Shares $134 $418 $ 723 $1,590

 If shares are not redeemed:         1 Year    3 Years    5 Years   10 Years
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 Class A Shares                       $726      $1,042    $1,381     $2,335

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 Class B Shares                       $235       $724     $1,240    $2,2971

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 Class C Shares                       $235       $724     $1,240     $2,656

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 Class N Shares                       $185       $573      $ 985     $2,137

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 Class Y Shares                       $134       $418      $ 723     $1,590
 In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.  There is no sales charge on Class Y shares.

 1. Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A after 6 years.

About The Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES.

The allocation of the Fund's portfolio among different investments will vary over time based upon the Manager's evaluation of economic and market trends.
The Fund's portfolio might not always include all of the different types of investments described below. At times the Fund might increase the relative emphasis of its investments in one or two sectors because of the Manger's belief that there are greater opportunities for high current income from debt securities of issuers in the sectors relative to other sectors. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

Stock Investments. The Fund focuses on large capitalization domestic growth companies. Growth companies may be developing new products or services or may be expanding into new markets for their products. The Fund currently considers a stock to be "large capitalization" if it has a market capitalization of $12 billion or more. The Fund's definition of large capitalization may change as market conditions change.

Portfolio Turnover. A change in the securities held by the Fund is known as
      "portfolio turnover." The Fund may engage in active and frequent trading to try to achieve its objective and may have a high portfolio turnover rate of over 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund.  If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to the shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this
      Prospectus shows the Fund's portfolio turnover rate during the past fiscal period.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this
Prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares.  The Fund's investment objective is a fundamental policy.  Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information.  An investment policy is not fundamental unless this Prospectus or the Statement of
Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. The Fund can also use the investment techniques and strategies described below. The Fund might not always use all of the them.
These techniques have certain risks, although some are designed to help reduce overall investment or market risks.

RISK OF FOREIGN INVESTING.  The Fund may invest in foreign equity securities.
While foreign securities offer special investment opportunities, they also have special risks. The change in value of a foreign currency against the U.S.
dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. companies are subject. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

RISKS OF DERIVATIVES.  The Fund may invest in derivative investments.
Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to. As a result of these risks the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, the
Fund's share prices could fall. Certain derivative investments held by the Fund might be illiquid.

RISKS OF HEDGING.  There are also special risks in particular hedging strategies. Options trading involves the payment of premiums and can increase portfolio turnover. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce the Fund's return.

Other Equity Securities. While the Fund emphasizes investments in common stocks, it can also buy preferred stocks and securities convertible into common stock. The Manager considers some convertible securities to be
     "equity equivalents" because of the conversion feature and in that case their rating has less impact on the Manager's investment decision than in the case of other debt securities.

Foreign Investing. The Fund can invest up to 25% of its total assets in foreign equity securities.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under federal securities laws before they can be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. The Board can increase that limit to
     15%. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The
     Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of
     "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative" investments. In addition to using derivatives for hedging, the Fund might use other derivative investments because they offer the potential for increased value. The Fund currently does not expect to use derivatives to a significant degree and is not required to use them in seeking its objective.

Hedging. The Fund can buy and sell futures contracts, put and call options, and forward contracts as these are all referred to as "hedging
     instruments."    Underlying investments for these hedging instruments
     include securities, securities indices and currencies.  The Fund does not currently use hedging extensively or for speculative purposes. It has percentage limits on its use of hedging instruments and is not required to use them in seeking its objective.
     Some of these strategies would hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

TEMPORARY DEFENSIVE AND INTERIM INVESTMENTS.  In times of unstable adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies. Generally they would be cash equivalents (such as commercial paper), money market instruments, short-term debt securities, U.S.
government securities, or repurchase agreements and may include other investment grade debt securities. The Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the
Fund is responsible to pay to conduct its business.

     The Manager has been an investment advisor since January 1960. The Manager and its subsidiaries and controlled affiliates managed more than $120 billion in assets as of December 31, 2002, including other Oppenheimer funds with more than 7 million shareholder accounts. The Manager is located at 498 Seventh
Avenue, New York, New York  10018.

Portfolio Managers. The Fund's portfolio is managed by Bruce Bartlett and James
     F. Turner, II. Mr. Bartlett is a Senior Vice President of the Manager and
     a Vice President of the Fund and serves as an officer and portfolio manager of other Oppenheimer funds. Mr. Turner has been a Vice President of the Manager since March 2001 and serves as an officer and portfolio manager of other Oppenheimer funds. From May 2000 through March 2001, he was a portfolio manager for Technology Crossover Ventures.  Prior to March
     2001, Mr. Turner had been an Assistant Vice President and Associate
     Portfolio Manager of the Manager since August 1999.

     Mr. Bartlett joined the Manager in 1995 and became a Senior Vice President in 1999. Mr. Turner joined the Manager in 1996 and became Vice President in March 2001.

Advisory Fees. Under the investment advisory agreement, the Fund pays the
     Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, and 0.66% of net assets over $600 million. The Fund's management fee for its last fiscal year ended October 31, 2002 was 0.75% of average annual net assets for each class of shares.

ABOUT YOUR ACCOUNT

Five classes of shares are described in this Prospectus. Currently, the Fund does not offer for sale any shares.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price, which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day").
     The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean
     "Eastern time."

     The net asset value per share is determined by dividing the value of the
     Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market
     values cannot be readily obtained. Because foreign securities trade in markets and exchanges that operate on weekends and U.S. holidays, the value of the Fund's foreign investments might change significantly on days when investors cannot buy or redeem Fund shares.

     If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of
     Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security. A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time the Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the Exchange and transmit it to the
     Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

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WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares but currently does not offer any shares for sale.
The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class
A shares.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or $500,000 for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You
     Buy Class A Shares"? below.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can
     You Buy Class B Shares"? below.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy
     Class C Shares"? below.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0% as described in "How Can You Buy Class N Shares"? below.

---------------------------------------------------------------------------------
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Class Y Shares. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.
---------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

     The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares, and not a combination of shares of different classes.  Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares.  You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment?  While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.
  o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the
     Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice
     (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

     However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

     And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.
  o  Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You?  Some account features may not be available to Class B, Class C or Class N shareholders.
     Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C or Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

     Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the Class
     B, Class C and Class N asset-based sales charge described below and in the
     Statement of Additional Information. Share certificates are only available for Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Shares Classes Affect Payments to Your Broker?  A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
     Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
     Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

     The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

                          Front-End Sales    Front-End Sales
                            Charge As a        Charge As a      Concession As
                           Percentage of    Percentage of Net   Percentage of
Amount of Purchase         Offering Price    Amount Invested   Offering Price
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Less than $25,000              5.75%              6.10%             4.75%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
$25,000 or more but
less than $50,000              5.50%              5.82%             4.75%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
$50,000 or more but
less than $100,000             4.75%              4.99%             4.00%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
$100,000 or more but
less than $250,000             3.75%              3.90%             3.00%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
$250,000 or more but
less than $500,000             2.50%              2.56%             2.00%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
$500,000 or more but
less than $1 million           2.00%              2.04%             1.60%

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a
Letter of Intent, as described in "Reduced Sales Charges" in the Statement of
Additional Information.

Class A Contingent Deferred Sales Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001 ("grandfathered retirement accounts").  Retirement plans are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.  The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of
      $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is .75% of the first
      $2.5 million of purchases, plus 0.25% of purchases in excess of $2.5 million.  In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.  That sales charge will be equal to 1.0% of the lesser of:

      o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans.  There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor.  The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the Statement of
     Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds.
The Class B contingent deferred sales charge is paid to compensate the
Distributor for its expenses of providing distribution-related services to the
Fund in connection with the sale of Class B shares.

     The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

Years Since Beginning of Month in      Contingent Deferred Sales Charge on
Which                                  Redemptions in That Year (As % of
Purchase Order was Accepted            Amount Subject to Charge)

------------------------------------------------------------------------------
------------------------------------------------------------------------------
0 - 1                                  5.0%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
1 - 2                                  4.0%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
2 - 3                                  3.0%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
3 - 4                                  3.0%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
4 - 5                                  2.0%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
5 - 6                                  1.0%
------------------------------------------------------------------------------
------------------------------------------------------------------------------

More than 6                            None

 In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to
     Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any
     Class B shares you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class
C shares.

How Can You Buy Class N Shares? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of
$500,000 or more or 100 or more eligible participants.  See "Availability of
Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
     Oppenheimer funds are terminated as an investment option of the plan and
     Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within
     18 months of the plan's first purchase of Class N shares of any
     Oppenheimer fund.

     Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features available to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES?  Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. Individual investors cannot buy Class Y shares directly.

     An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer
Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to Class Y shares.
Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
     A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
     Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. With respect to
     Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the
     0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis. The
     Distributor intends to use all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold
     Class A shares. Currently the Distributor is waiving the service fee and will not be making any payments to brokers, dealers, banks or other financial intermediaries.

Distribution and Service Plans for Class B, Class C and Class N Shares.  The
     Fund has adopted Distribution and Service Plans for Class B, Class C and
     Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts.
     Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25%
     on Class N shares. The Distributor also receives a service fee of 0.25%
     per year under the Class B, Class C and Class N shares.

     The asset-based sales charge and service fees increase Class B and Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the
     Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

     The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis. The Distributor retains the service fees for accounts for which it renders the required personal services.

     The Distributor currently pay a sales concessions of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.

     The Distributor currently pay a sales concessions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. See the Statement of Additional
     Information for exceptions.

     The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.00% of the purchase price. The Distributor retains the asset-based sales charge on Class N shares. See the Statement of
     Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
  o  transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
     Builder Plans, or
  o  have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer
     Agent for more information.

     You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

     AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer
Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the
      PhoneLink number and the Fund will send the proceeds directly to your
      AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account
------------------------
registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user
I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at
1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.
AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the
Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
     SIMPLE IRAs, and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pensions Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
     Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares
You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at
1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
  o  You wish to redeem more than $100,000 or more and receive a check
  o  The redemption check is not payable to all shareholders listed on the account statement
  o  The redemption check is not sent to the address of record on your account statement
  o  Shares are being transferred to a Fund account with a different owner or name
  o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or

o     a U.S. national securities exchange, a registered securities association or a clearing agency.
If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
     OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instructions that includes:
  o  Your name
  o  The Fund's name
  o  Your Fund account number (from your account statement)
  o  The dollar amount or number of shares to be redeemed
  o  Any special payment instructions
  o  Any share certificates for the shares you are selling
  o  The signatures of all registered owners exactly as the account is registered, and
  o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

---------------------------------------------------------------------------------
Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231
---------------------------------------------------------------------------------

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally
4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
  o  To redeem shares through a service representative, or automatically on
     PhoneLink, call 1.800.225.5677.
     Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, or Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds
(unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the Statement of Additional Information and
you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request).

     A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:
o     the amount of your account value represented by an increase in net asset value over the initial purchase price,
o     shares purchased by the reinvestment of dividends or capital gains distributions, or
o     shares redeemed in the special circumstances described in Appendix B to the Statement of Additional Information.
     To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
  1. shares acquired by reinvestment of dividends and capital gains distributions,

  2. shares held for the holding period that applies to the class, and
  3. shares held the longest during the holding period.

     Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales change holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. Shares of the Fund can be purchased by exchange of shares of other Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:

  o  Shares of the fund selected for exchange must be available for sale in your state of residence.

  o  The prospectuses of both funds must offer the exchange privilege.
  o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.

  o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
  o  Before exchanging into a fund, you must obtain and read its prospectus.
     Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange
Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

     You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:
Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form,

     signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone Exchange Requests. Telephone exchange requests may be made by calling a service representative at 1.800.225.5677. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:

  o  Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of the Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.

  o  The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing."  When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest.  Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares.  These factors may hurt the Fund's performance and its shareholders.  When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the
     Fund by any person, group or account that the Manager believes to be a market timer.
o     The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
  o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual fee is assessed on any account valued at less than $500. The fee is automatically deducted from accounts annually on or about the second to last business day of September. See the Statement of Additional
     Information, or visit the OppenheimerFunds website, to learn how you can avoid this fee and for circumstances when this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the transfer agent receives all required documents in proper form. From time to time, the
     Transfer Agent in its discretion may waive certain of the requirements for
     Redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in
      NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as
     10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the
     Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the
     Fund's portfolio.
"Backup Withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or
     Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.
     If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
     Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer
     Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis and to pay them to shareholders in December on a date selected by the Board of Trustees. Dividends and distributions paid on Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
     AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
     reinvest all distributions in the same class of shares of another
     OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

     Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend. " If you buy shares on or just before the ex-dividend date or just before the Fund declares a capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember There May be Taxes on Transactions. Because the Fund's share price fluctuates, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

     This information is only a summary of certain federal income tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.
Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund
(assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of
Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

CLASS A   Year Ended October
31                                                              2002
2001 1

================================================================================
  Per Share Operating Data

 Net asset value, beginning of
period                                                       $ 8.51
$10.00
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income
(loss)
(.05)           -- 2
 Net realized and unrealized
loss                                                            (2.12)
(1.49)

-------------------
 Total from investment
operations
(2.17)        (1.49)
--------------------------------------------------------------------------------
 Net asset value, end of
period
$6.34         $8.51

                                        ===================

================================================================================
 Total Return, at Net Asset Value
3                                                         (25.50)%
(14.87)%

================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in
thousands)                                                   $4,824
$6,468
--------------------------------------------------------------------------------
 Average net assets (in
thousands)
$6,049        $6,889
--------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income
(loss)
(0.63)%        0.00%

Expenses
1.57%         1.38%
 Expenses, net of reduction to excess expenses, reduction to custodian expenses and/or voluntary waiver of transfer agent fees
                  1.32%         1.13%
 Portfolio turnover
rate
103%           67%

1. For the period from April 27, 2001 (inception of offering) to October 31,
2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

INFORMATION AND SERVICES

For More Information on Oppenheimer Concentrated Growth Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION.  This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS.  Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

--------------------------------------------------------------------------------
By Telephone:                    Call OppenheimerFunds Services toll-free:

                                 1.800.CALL.OPP (225.5677)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By Mail:                         Write to:
                                 OppenheimerFunds Services
                                 P.O. Box 5270
                                 Denver, Colorado 80217-5270
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

On the Internet:                 You can send us a request by e-mail or
                                 read or download documents on the
                                 OppenheimerFunds website:
                                 www.oppenheimerfunds.com
                                 ------------------------

--------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the
Fund are available on the EDGAR database on the SEC's Internet website at
www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: is 811-10047        The Fund's shares are distributed
PR0715.0203                                  by:

Printed on recycled paper.                   [Logo]
                                             Distributor, Inc.

                            Appendix to Prospectus of
                      Oppenheimer Concentrated Growth Fund

      Graphic material included in the Prospectus of Oppenheimer Concentrated
Growth Fund under the heading "Annual Total Returns (Class A)(% as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer
Concentrated Growth Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for the most recent calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

Calendar                Annual
Year                    Total
Ended                   Returns

12/31/02                -37.06%

Oppenheimer Concentrated Growth Fund

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL.OPP (225.5677)

Statement of Additional Information dated February 28, 2003

      This Statement of Additional Information is not a Prospectus. This
document contains additional information about the Fund and supplements information in the Prospectus dated February 28, 2003. It should be read together with the Prospectus. You can obtain the Prospectus by writing to the
Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver,
Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                        Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks..
    The Fund's Investment Policies.....................................
    Other Investment Techniques and Strategies.........................
    Investment Restrictions............................................
How the Fund is Managed ...............................................
    Organization and History...........................................
    Trustees and Officers of the Fund..................................
    The Manager........................................................
Brokerage Policies of the Fund.........................................
Distribution and Service Plans.........................................
Performance of the Fund................................................

About Your Account
How To Buy Shares......................................................
How To Sell Shares.....................................................
How To Exchange Shares.................................................
Dividends, Capital Gains and Taxes.....................................
Additional Information About the Fund..................................

Financial Information About the Fund
Independent Auditors' Report...........................................
Financial Statements...................................................

Appendix A: Industry Classifications................................... A-1
Appendix B: Special Sales Charge Arrangements and Waivers.............. B-1

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

      The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of
Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager,
OppenheimerFunds, Inc., can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

      |X| Investments in Equity Securities. The Fund focuses its investments in equity securities of large cap issuers. Currently the Fund considers large cap issuers to have market capitalizations greater than $12 billion. At times, the market may favor or disfavor securities of issuers of a particular capitalization range. Current income is not a criterion used to select portfolio securities.

            |_| Convertible Securities. While convertible securities are a
form of debt security in many cases, their conversion feature (allowing conversion into equity securities) causes them to be regarded more as "equity equivalents." As a result, the rating assigned to the security has less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed income securities. To determine whether convertible securities should be regarded as "equity equivalents," the Manager considers whether the security is expected to trade in tandem with the underlying equity security or whether the security will trade based on changes in interest rates.

      |X| Foreign Securities. The Fund can purchase equity securities issued by foreign companies. "Foreign securities" include equity securities of companies organized under the laws of countries other than the United States.
They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Securities of foreign issuers that are represented by American
Depository Receipts are not considered "foreign securities" for the purpose of the Fund's investment allocations. That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

      |_| Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
         U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

      |X| Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year.
For example, if a fund sold all of its securities during the year, its annual portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, although the Fund might have a portfolio turnover rate of more than 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which could reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies. In seeking its objective, the
Fund may from time to time employ the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

      |X| Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Fund shares,

or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include
U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act of 1940 ("Investment Company Act"), are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The
Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Fund, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. government securities.  Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

      Investment in Other Investment Companies.  The Fund can invest in shares of other investment companies. Investment in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act. The Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration fees.  At the same time, the Fund would bear its own management fees and other expenses.  The Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

      |X| Illiquid and Restricted Securities. Under the policies and
procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the
Fund to sell its holdings of a restricted security not registered under the
Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.
      The Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

      |X| Loans of Portfolio Securities. To raise cash for liquidity
purposes, the Fund can lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of
Trustees. These loans are limited to not more than 25% of the value of the
Fund's total assets. The Fund currently does not intend to engage in loans of securities in the coming year, but if it does so, such loans will not likely exceed 5% of the Fund's total assets.

      There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The
Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S.
Government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of
(a) negotiated loan fees, (b) interest on securities used as collateral, and
(c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

|X|   Interfund Borrowing and Lending Arrangements. Consistent with its fundamental policies and pursuant to an exemptive order issued by the
Securities and Exchange Commission ("SEC"), the Fund may engage in borrowing and lending activities with other funds in the OppenheimerFunds complex.
Borrowing money from affiliated funds may afford the Fund the flexibility to use the most cost-effective alternative to satisfy its borrowing requirements. Lending money to an affiliated fund may allow the Fund to obtain a higher rate of return than it could from interest rates on alternative short-term investments.  Implementation of interfund lending will be accomplished consistent with applicable regulatory requirements, including the provisions of the SEC order.

o     Interfund Borrowing. The Fund will not borrow from affiliated funds unless the terms of the borrowing arrangement are at least as favorable as the terms the Fund could otherwise negotiate with a third party.  To assure that the Fund will not be disadvantaged by borrowing from an affiliated fund, certain safeguards may be implemented.  Examples of these safeguards include the following:
o     the Fund will not borrow money from affiliated funds unless the interest rate is more favorable than available bank loan
               rates;
o     the Fund's borrowing from affiliated funds must be consistent with its investment objective and investment policies;
o     the loan rates will be the average of the overnight repurchase agreement rate available through the OppenheimerFunds joint repurchase agreement account and  a pre-established formula based on quotations from independent banks to approximate the lowest interest rate at which bank loans would be available to the Fund;
o     if the Fund has outstanding borrowings from all sources greater than
               10% of its total assets, then the Fund must secure each
               additional outstanding interfund loan by segregating liquid assets of the Fund as collateral;
o     the Fund cannot borrow from an affiliated fund in excess of 125% of its total redemptions for the preceding seven days;
o     each interfund loan may be repaid on any day by the Fund; and
o     the Trustees will be provided with a report of all interfund loans and the Trustees will monitor all such borrowings to ensure that the Fund's participation is appropriate.
      There is a risk that a borrowing fund could have a loan called on one day's notice.  In that circumstance, the Fund might have to borrow from a bank at a higher interest cost if money to lend were not available from another Oppenheimer fund.

o     Interfund Lending. To assure that the Fund will not be disadvantaged by making loans to affiliated funds, certain safeguards will be implemented.
Examples of these safeguards include the following:

o     the Fund will not lend money to affiliated funds unless the interest rate on such loan is determined to be reasonable under the circumstances;
o     the Fund may not make interfund loans in excess of 15% of its net assets;
o     an interfund loan to any one affiliated fund shall not exceed 5% of the
               Fund's net assets;
o     an interfund loan may not be outstanding for more than seven days;
o     each interfund loan may be called on one business day's notice; and
o     the Manager will provide the Trustees reports on all interfund loans demonstrating that the Fund's participation is appropriate and that the loan is consistent with its investment objectives and policies.

      When the Fund  lends  assets to  another  affiliated  fund,  the Fund is subject to the credit that the borrowing fund fails to repay the loan.

|     Borrowing.  Currently, under the 1940 Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed), except that a fund may borrow up to 5% of its total assets for temporary purposes from any person.
Under the 1940 Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.  As a matter of fundamental policy, the Fund is authorized to borrow up to 33 1/3%
of its total assets.  During periods of substantial borrowings, the value of the Fund's assets would be reduced due to the added expense of interest on borrowed monies.  The Fund is authorized to borrow, and to pledge assets to secure such borrowings, up to the maximum extent permissible under the 1940
Act (i.e., presently 50% of net assets).  Any such borrowing will be made only pursuant to the requirements of the 1940 Act and will be made only to the extent that the value of each Fund's assets less its liabilities, other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing.  If the value of a Fund's assets, so computed, should fail to meet the 300% asset coverage requirement, the Fund is required, within three business days to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale.
Interest on money borrowed is an expense the Fund would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings.  Since substantially all of a Fund's assets fluctuate in value, but borrowing obligations are fixed when the Fund has outstanding borrowings, the net asset value per share of a Fund correspondingly will tend to increase and decrease more when the Fund's assets increase or decrease in value than would otherwise be the case.

         The Fund has the ability to borrow from banks on an  unsecured  basis to  invest  the  borrowed  funds in  portfolio  securities.  This  speculative technique is known as  "leverage."  The Fund may not borrow  money,  except to
the  extent  permitted  under  the  Investment   Company  Act,  the  rules  or
regulations  thereunder or any exemption  therefrom  that is applicable to the
Fund,  as such statute,  rules or  regulations  may be amended or  interpreted from time to time.

      The Fund will pay interest on these  loans,  and that  interest  expense will raise the  overall  expenses  of the Fund and reduce its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for leverage.  Additionally, the Fund's net asset value per share might fluctuate  more than that of funds  that do not  borrow.  Currently,  the Fund does not  contemplate  using  this  technique,  but if it does so, it will not likely do so to a substantial degree.

      |X| Non-Diversification of Investments. The Fund is operated as a
"non-diversified" portfolio. As a non-diversified investment company, the
Fund may be subject to greater risks than a diversified company because of the possible fluctuation in the values of securities of fewer issuers.
However, at the close of each fiscal quarter at least 50% of the value of the
Fund's total assets will be represented by one or more of the following: (i)
cash and cash items, including receivables; (ii) U.S. Government securities;
(iii) securities of other regulated investment companies; and (iv) securities
(other than U.S. Government securities and securities of other regulated investment companies) of any one or more issuers which meet the following limitations: (a) the Fund will not invest more than 5% of its total assets in the securities of any such issuer and (b) the entire amount of the securities of such issuer owned by the Fund will not represent more than 10% of the outstanding voting securities of such issuer. Additionally, not more than 25%
of the value of a Fund's total assets may be invested in the securities of any one issuer.

      |X| Derivatives. The Fund can invest in a variety of derivative investments to seek income for liquidity needs or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this Statement of Additional Information. However, the Fund does not use, and does not currently contemplate using, derivatives or hedging instruments to a significant degree.

      Some of the derivative investments the Fund can use include debt exchangeable for common stock of an issuer or "equity-linked debt securities"
of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock may not be as high as the
Manager expected.

      |X| Hedging. Although the Fund does not anticipate the extensive use of hedging instruments, the Fund can use hedging instruments. To attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund could:
      |_|   sell futures contracts,
      |_|   buy puts on such futures or on securities, or
      |_|   write covered calls on securities or futures. Covered calls may also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

      The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the
Fund could:
      |_|   buy futures, or
      |_|   buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The
Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

      |_| Futures. The Fund may buy and sell futures contracts that relate to
(1) broadly-based stock indices (these are referred to as "stock index futures"), (2) an individual stock ("single stock futures"), (3) other broadly-based securities indices (these are referred to as "financial futures") and (4) foreign currencies (these are referred to as "forward contracts").

      A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      A single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction.  Either party could also enter into an offsetting contract to close out the position.  Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      No payment is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant
(the "futures broker"). Initial margin payments will be deposited with the
Fund's Custodian bank in an account registered in the futures broker's name.
However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions (except forward contracts) are effected through a clearinghouse associated with the exchange on which the contracts are traded.

      |_| Put and Call Options. The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, and options on the other types of futures described above.

            o Writing Covered Call Options. The Fund can write (that is, sell) covered calls. If the Fund sells a call option, it must be covered.
That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised. Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case, the Fund would keep the cash premium.

      The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent, through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the option or when the
Fund enters into a closing transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the
Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any
OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating an equivalent dollar amount of liquid assets. The Fund will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

            o Writing Put Options. The Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than
25% of the Fund's net assets would be required to be segregated to cover such put options.

      If the Fund writes a put, the put must be covered by segregated liquid assets. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur an unrealized loss immediately, which would then be realized when the underlying security is sold. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments.
The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

            o Purchasing Calls and Puts. The Fund can purchase calls on securities, broadly-based securities indices, foreign currencies and futures.
It may do so to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts on securities, broadly-based securities indices, foreign currencies and futures, whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or futures the
Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

            o Buying and Selling Options on Foreign Currencies. The Fund can
buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio
securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its Custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a
"cross-hedging" strategy. In those circumstances, the Fund covers the option by maintaining cash, U.S. government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund's Custodian bank.

      |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The
Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities might affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any additional appreciation in excess of the covered call price if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of the securities held in the
Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

      |_| Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency. The Fund may also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in"
the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When the
Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the
Fund's portfolio securities denominated in that foreign currency. When the
Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a
"cross hedge."

      The Fund will cover its short positions in these cases by identifying to its Custodian bank assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash)
market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs.
The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S.
dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

      |_| Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Fund is required to operate within certain guidelines and restrictions with respect to the use of futures as established by the
Commodities Futures Trading Commission (the "CFTC"). In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The
Rule does not limit the percentage of the Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging position.
However, under the Rule, the Fund must limit its aggregate initial futures margin and related options premiums to not more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund must also use short futures and options on futures solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange
Act.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on Futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it. The account must be a segregated account or accounts held by the Fund's Custodian bank. The Fund will maintain other segregated accounts in appropriate cases.

      |_| Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as
"Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60%
long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the
Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Fund enters into may result in
"straddles" for Federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
      (1) gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other
          receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
      (2) gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment company income available for distribution to its shareholders.
      |X| Temporary Defensive Investments. When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive purposes. The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting reinvest cash received from the sale of other portfolio securities. The Fund can buy:
|_|   high-quality (rated in the top two rating categories of
          nationally-recognized rating organizations or deemed by the Manager to be of comparable quality), short-term money market instruments, including those issued by the U. S. Treasury or other government agencies,
|_|   commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies),
|_|   short-term debt obligations of corporate issuers,
|_|   certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations, and
|_|   repurchase agreements.

      These short-term debt securities would be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities. If securities of foreign companies are selected, the issuer must have assets of at least (U.S.) $1 billion.

Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
      |_|         67% or more of the shares present or represented by proxy
         at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      |_|         more than 50% of the outstanding shares.
      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Fund as contemplated by the Investment Company Act. The limitations of the following policies may be changed to the extent that the corresponding policies of the Act are changed by amendment, exemptive or interpretive relief.

|_|   The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 50% of the
         Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

|_|   The Fund cannot make loans except as permitted by the Act. Permitted loans under the Investment Company Act include the (a) lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) an interfund lending program (if applicable) with other affiliated funds, provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans)3, and  (d) through repurchase agreements.
|_|   The Fund may not borrow money, except to the extent permitted under the
         Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

|_|   The Fund cannot concentrate investments. That means it cannot invest
         25% or more of its total assets in companies in any one industry.
         This requirement does not apply to investments in other mutual funds as permitted below.

      |_|   The Fund cannot underwrite securities of other companies except as permitted by the Investment Company Act. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

|_|   The Fund cannot invest in real estate or in interests in real estate.
         Readily-marketable securities of companies holding real estate or interests in real estate are not considered to be investments in real estate.

|_|   The Fund cannot invest in other investment companies except to the extent permitted by the Investment Company Act. The Fund would be permitted under this policy to invest its assets in the securities of one or more open-end management investment company for which the
         Manager, one of its affiliates or a successor is the investment adviser or sub-adviser. That fund or funds must have substantially the same fundamental investment objective, policies and limitations as the Fund. This policy also would permit the Fund to adopt a
         "master-feeder" structure. Under that structure, the Fund would be a
         "feeder" fund and would invest all of its assets in a single pooled
         "master fund" in which other feeder funds could also invest. This could enable the Fund to take advantage of potential operational and cost efficiencies in the master-feeder structure. The Fund has no present intention of adopting the master-feeder structure. If it did so, the Prospectus and this Statement of Additional Information would be revised accordingly.
|_|   The Fund cannot issue "senior securities," except as permitted by the
         Investment Company Act. That restriction does not prohibit the Fund from borrowing money subject to the provisions set forth in this
         Statement of Additional Information, or from entering into margin, collateral or escrow arrangements permitted by its other investment policies.

      |X| Does the Fund Have Additional Restrictions That Are Not
"Fundamental" Policies?

      The Fund has additional operating policies, which are stated below, that are not "fundamental," and which can be changed by the Board of Trustees without shareholder approval.

|_|   The Fund cannot invest in physical commodities or physical commodity contracts or buy securities for speculative short-term purposes.
         However, the Fund can buy and sell any of the hedging instruments permitted by any of its other policies.  It can also buy and sell options, futures, securities or other instruments backed by physical commodities or whose investment return is linked to changes in the price of physical commodities.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment with the exception of the borrowing policy. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications set forth in Appendix A to this Statement of Additional Information. The industry classifications may be changed from time to time by the Fund.

How the Fund is Managed

Organization and History. The Fund is an open-end, non-diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust on August 2, 2000.

      The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The
Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.
Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

Classes of Shares. The Trustees are authorized,  without shareholder approval, to create new  series and  classes of  shares.  The  Trustees  may  reclassify unissued shares of the Fund into additional  series or classes of shares.  The
Trustees  also may divide or  combine  the shares of a class into a greater or
lesser  number  of  shares  without  changing  the  proportionate   beneficial
interest of a shareholder in the Fund.  Shares do not have  cumulative  voting rights or preemptive  or  subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares: Class A, Class B, Class
C, Class N and Class Y.  All classes invest in the same investment portfolio.  Only retirement plans may purchase Class N shares. Only certain
institutional investors may elect to purchase Class Y shares.   Each class of
shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

Meetings of Shareholders.  As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the
Investment  Company  Act or other  applicable  law.  It will also do so when a shareholder  meeting is called by the  Trustees or upon proper  request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee.  The
Trustees will call a meeting of shareholders to vote on the removal of a
Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee  Liability.  The Fund's  Declaration of Trust contains an express  disclaimer  of  shareholder  or Trustee  liability  for the Fund's obligations.  It  also  provides  for  indemnification  and  reimbursement  of expenses  out of the  Fund's  property  for any  shareholder  held  personally liable for its  obligations.  The  Declaration  of Trust also states that upon request,  the Fund  shall  assume  the  defense  of any claim  made  against a shareholder  for any act or  obligation  of the Fund  and  shall  satisfy  any judgment  on  that  claim.  Massachusetts  law  permits  a  shareholder  of  a business trust (such as the Fund) to be held personally  liable as a "partner"
under certain  circumstances.  However,  the risk that a Fund shareholder will incur  financial  loss from being held  liable as a  "partner"  of the Fund is limited  to the  relatively  remote  circumstances  in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the
Fund's Declaration of Trust.

      The Board of Trustees has an Audit Committee, a Study Committee and a
Proxy Committee. The Audit Committee is comprised solely of Independent
Trustees. The members of the Audit Committee are Kenneth Randall (Chairman),
Benjamin Lipstein and Edward Regan.  The Audit Committee held 5 meetings during the Fund's fiscal year ended October 31, 2002. The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor. The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditor concerning the Fund's internal accounting procedures, and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the Committee's charter.

      The members of the Study Committee are Benjamin Lipstein (Chairman),
Robert Galli and Elizabeth Moynihan.  The Study Committee held 8 meetings during the Fund's fiscal year ended October 31, 2002. The Study Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, transfer and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment
Company Act and other applicable law, among other duties as set forth in the
Committee's charter.

      The members of the Proxy Committee are Edward Regan (Chairman), Russell
Reynolds and Clayton Yeutter.  The Proxy Committee held 1 meeting during the
Fund's fiscal year ended October 31, 2002.  The Proxy Committee provides the
Board with recommendations for proxy voting and monitors proxy voting by the
Fund.

Trustees and Officers of the Fund. Except Mr. Murphy, each of the Trustees is an "Independent Trustee," as defined in the Investment Company Act.  Mr.
Murphy is an "Interested Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.

      The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees.
All of the Trustees are also trustees or directors of the following publicly offered Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer California Municipal Fund   Oppenheimer International Growth Fund
                                        Oppenheimer  International  Small Company
Oppenheimer Capital Appreciation Fund   Fund

Oppenheimer Capital Preservation Fund   Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Discovery Fund              Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Growth Fund        Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund  Oppenheimer Municipal Bond Fund
Oppenheimer Enterprise Fund             Oppenheimer New York Municipal Fund
Oppenheimer Europe Fund                 Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                 Oppenheimer Trinity Core Fund

                                        Oppenheimer  Trinity  Large  Cap  Growth
Oppenheimer Global Growth & Income Fund Fund
Oppenheimer  Gold  &  Special  Minerals
Fund                                    Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                 Oppenheimer U.S. Government Trust

      In addition  to being a trustee or  director  of the Board I Funds,  Mr.
Galli  is  also  a  director  or  trustee  of  10  other   portfolios  in  the
OppenheimerFunds complex. Present or former officers,  directors, trustees and employees (and their  immediate  family  members) of the Fund, the Manager and its affiliates,  and retirement plans  established by them for their employees are  permitted  to  purchase  Class  A  shares  of  the  Fund  and  the  other
Oppenheimer  funds at net asset value without sales charge.  The sales charges on Class A shares is waived for that group  because of the  economies of sales efforts realized by the Distributor.

      Messrs. Murphy, Masterson, Molleur, Vottiero, Wixted, Zack, Bartlett
and Turner and Mses. Bechtolt, Feld and Ives respectively hold the same offices with one or more of the other Board I Funds as with the Fund.  As of
January 30, 2003 the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent Trustee, and his or her family members, do not own securities of either the Manager or Distributor of the
Board I Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

|X|   Affiliated Transactions and Material Business Relationships. Mr.
Reynolds has reported he has a controlling interest in The Directorship
Group, Inc. ("The Directorship Search Group"), a director recruiting firm that provided consulting services to Massachusetts Mutual Life Insurance
Company (which controls the Manager) for fees aggregating $247,500 from
January 1, 2001 through December 31, 2002. Mr. Reynolds estimates that The
Directorship Search Group will not provide consulting services to
Massachusetts Mutual Life Insurance Company during the calendar year 2003.

      The Independent Trustees have unanimously (except for Mr. Reynolds, who abstained) determined that the consulting arrangements between The
Directorship Search Group and Massachusetts Mutual Life Insurance Company
were not material business or professional relationships that would compromise Mr. Reynolds' status as an Independent Trustee. Nonetheless, to assure certainty as to determinations of the Board and the Independent
Trustees as to matters upon which the Investment Company Act or the rules thereunder require approval by a majority of Independent Trustees, Mr.
Reynolds will not be counted for purposes of determining whether a quorum of
Independent Trustees was present or whether a majority of Independent
Trustees approved the matter.

The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

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                                Independent Trustees

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Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   Any of the
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Oppenheimer
with Fund,          Trustee;                                  BeneficiallFunds
Length of Service,  Number of Portfolios in Fund Complex      Owned in   Overseen
Age                 Currently Overseen by Trustee             the Fund   by Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Clayton K.          Of Counsel (since 1993),  Hogan & Hartson     $0     $50,001-$100,000
Yeutter, Chairman   (a  law   firm).   Other   directorships:
of the Board of     Weyerhaeuser   Corp.   (since  1999)  and
Trustees since      Danielson  Holding  Corp.  (since  2002);
2003;               formerly a director of Caterpillar,  Inc.
Trustee since 2001  (1993-December    2002).    Oversees   31
Age: 72             portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Galli,    A   trustee   or    director   of   other     $0        Over
Trustee since 2001  Oppenheimer funds.  Formerly Trustee (May             $100,000
Age: 69             2000-2002)  of  Research   Foundation  of
                    AIMR  (investment  research,  non-profit)
                    and Vice Chairman (October  1995-December
                    1997)  of  the   Manager.   Oversees   41
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Phillip A.          A director  (since 1991) of the Institute     $0        Over
Griffiths,          for Advanced  Study,  Princeton,  N.J., a             $100,000
Trustee, since 2001 director (since 2001) of GSI Lumonics,  a
Age: 64             trustee    (since   1983)   of   Woodward
                    Academy,  a Senior  Advisor  (since 2001)
                    of The  Andrew W.  Mellon  Foundation.  A
                    member  of:  the   National   Academy  of
                    Sciences (since 1979),  American  Academy
                    of  Arts  and  Sciences   (since   1995),
                    American   Philosophical  Society  (since
                    1996) and  Council on  Foreign  Relations
                    (since  2002).  Formerly  a  director  of
                    Bankers   Trust   New  York   Corporation
                    (1994-1999).  Oversees 31  portfolios  in
                    the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Benjamin Lipstein,  Professor  Emeritus of  Marketing,  Stern     $0        Over
Trustee since 2001  Graduate      School     of      Business             $100,000
Age: 79             Administration,   New  York   University.
                    Oversees    31    portfolios    in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Joel W. Motley,     Director (since 2002) Columbia Equity     $04            $01
Trustee since 2002  Financial Corp. (privately-held
Age: 50             financial adviser); Managing Director
                    (since 2002) Carmona Motley, Inc.
                    (privately-held financial adviser);
                    Formerly he held the following
                    positions: Managing Director (January
                    1998-December 2001), Carmona Motley
                    Hoffman Inc. (privately-held financial
                    adviser); Managing Director (January
                    1992-December 1997), Carmona Motley &
                    Co. (privately-held financial adviser).
                    Oversees 31 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Elizabeth B.        A director  (since 2001 of Avatar Holding     $0     $50,001-$100,000
Moynihan,           Co.    (real    estate),    author    and
Trustee since 2001  architectural    historian;   a   trustee
Age: 73             (since 1990) of the Freer  Gallery of Art
                    and   Arthur  M.   Sackler   Gallery   of
                    Smithsonian     Institution.     Formerly
                    Trustee of the National  Building  Museum
                    (1992-2000)  and a member of the  Trustee
                    Council    (2000-2002),     a    director
                    (1996-2000)   of  Mhhtab  Bagh   Research
                    Project,   Agra  ,  India  (architectural
                    history  research  project).  Oversees 31
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kenneth A.          A director  of Dominion  Resources,  Inc.     $0        Over
Randall, Trustee    (electric  utility  holding  company) and             $100,000
since 2001          Prime   Retail,    Inc.    (real   estate
Age: 75             investment  trust);  formerly  a director
                    of Dominion Energy,  Inc. (electric power
                    and oil & gas  producer),  President  and
                    Chief    Executive    Officer    of   The
                    Conference  Board,  Inc.   (international
                    economic  and  business  research)  and a
                    director of  Lumbermens  Mutual  Casualty
                    Company,   American  Motorists  Insurance
                    Company   and   American    Manufacturers
                    Mutual  Insurance  Company.  Oversees  31
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward V. Regan,    President,   Baruch   College,   CUNY;  a $1-$10,000 $50,001-$100,000
Trustee since 2001  director   of   RBAsset    (real   estate
Age: 72             manager);   a  director   of   OffitBank;
                    formerly  Trustee,  Financial  Accounting
                    Foundation   (FASB  and   GASB),   Senior
                    Fellow   of   Jerome    Levy    Economics
                    Institute,   Bard  College,  Chairman  of
                    Municipal Assistance  Corporation for the
                    City  of  New   York,   New  York   State
                    Comptroller   and  Trustee  of  New  York
                    State   and   Local    Retirement   Fund.
                    Oversees 31  investment  companies in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Russell S.          Chairman     (since    1993)    of    The     $0     $10,001-$50,000
Reynolds, Jr.,      Directorship     Search    Group,    Inc.
Trustee since 2001  (corporate   governance   consulting  and
Age: 71             executive recruiting);  a life trustee of
                    International      House      (non-profit
                    educational organization),  and a trustee
                    (since 1996) of the Greenwich  Historical
                    Society.  Oversees 31  portfolios  in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Donald W. Spiro,    Chairman  Emeritus  (since  January 1991)     $0        Over
Vice Chairman of    of  the  Manager.   Formerly  a  director             $100,000
the Board of        (January   1969-August   1999)   of   the
Trustees,           Manager.  Oversees 31  portfolios  in the
Trustee since 2001  OppenheimerFunds complex.
Age: 77

-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New
York, NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------

                           Interested Trustee and Officer

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                    Years;                                    Range of   Beneficially
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Owned in
with Fund,          Trustee;                                  BeneficiallAny of the
Length of Service   Number of Portfolios in Fund Complex      Owned in   Oppenheimer
Age                 Currently Overseen by Trustee             the Fund   Funds

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,     Chairman,  Chief  Executive  Officer  and     $0        Over
President and       director  (since June 2001) and President             $100,000
Trustee,            (since  September  2000) of the  Manager;
Trustee since 2001  President  and a  director  or trustee of
Age: 53             other Oppenheimer funds;  President and a
                    director    (since    July    2001)    of
                    Oppenheimer    Acquisition   Corp.   (the
                    Manager's  parent holding company) and of
                    Oppenheimer  Partnership  Holdings,  Inc.
                    (a  holding  company  subsidiary  of  the
                    Manager);   a  director  (since  November
                    2001)  of  OppenheimerFunds  Distributor,
                    Inc.  (a   subsidiary  of  the  Manager);
                    Chairman  and  a  director   (since  July
                    2001) of Shareholder  Services,  Inc. and
                    of Shareholder  Financial Services,  Inc.
                    (transfer   agent   subsidiaries  of  the
                    Manager);   President   and  a   director
                    (since  July  2001)  of  OppenheimerFunds
                    Legacy   Program  (a   charitable   trust
                    program  established  by the Manager);  a
                    director  of  the   investment   advisory
                    subsidiaries   of   the   Manager:    OFI
                    Institutional Asset Management,  Inc. and
                    Centennial Asset  Management  Corporation
                    (since November 2001),  HarbourView Asset
                    Management  Corporation  and OFI  Private
                    Investments,   Inc.  (since  July  2001);
                    President  (since November 1, 2001) and a
                    director    (since    July    2001)    of
                    Oppenheimer Real Asset Management,  Inc.;
                    a  director   (since  November  2001)  of
                    Trinity  Investment  Management Corp. and
                    Tremont   Advisers,    Inc.   (Investment
                    advisory   affiliates  of  the  Manager);
                    Executive Vice President  (since February
                    1997)  of   Massachusetts   Mutual   Life
                    Insurance  Company (the Manager's  parent
                    company);  a director  (since  June 1995)
                    of   DLB   Acquisition   Corporation   (a
                    holding  company  that owns the shares of
                    David  L.   Babson  &   Company,   Inc.);
                    formerly,    Chief   Operating    Officer
                    (September   2000-June   2001)   of   the
                    Manager;  President and trustee (November
                    1999-November   2001)   of   MML   Series
                    Investment     Fund    and     MassMutual
                    Institutional Funds (open-end  investment
                    companies);    a   director    (September
                    1999-August  2000) of C.M. Life Insurance
                    Company;   President,   Chief   Executive
                    Officer    and    director     (September
                    1999-August  2000) of MML Bay State  Life
                    Insurance   Company;   a  director  (June
                    1989-June  1998) of Emerald  Isle Bancorp
                    and    Hibernia     Savings    Bank    (a
                    wholly-owned  subsidiary  of Emerald Isle
                    Bancorp).  Oversees 69  portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for
Messrs. Bartlett, Turner, Molleur and Zack and Ms. Feld, 498 Seventh Avenue,
New York, NY 10018, for Messrs. Masterson, Vottiero and Wixted and Mses.
Bechtolt and Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each
Officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------

                                Officers of the Fund

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund, Length of
Service,
Age

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Bruce Bartlett, Vice    Senior Vice  President  (since January 1999) of the Manager;
President and           an officer of 6 portfolios in the OppenheimerFunds  complex.
Portfolio Manager       Prior to joining the Manager in April,  1995,  he was a Vice
since 2001              President and Senior  Portfolio  Manager at First of America
Age: 52                 Investment Corp. (September 1986 - April 1995).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

James F. Turner, II,    Vice  President and  Portfolio  Manager of the Manager since
Vice President and      March   2001;   an   officer   of  3   portfolios   in   the
Portfolio Manager       OppenheimerFunds  complex;  formerly  portfolio  manager for
since 2002              Technology  Crossover  Ventures  (May  2000 -  March  2001);
Age: 35                 Assistant Vice President and Associate  Portfolio Manager of
                        the Manager  (August  1999 - May 2000);  securities  analyst for  the  Manager  (October  1996  -  August  1999);  and  a
                        securities   analyst  with  the  First  America   Investment
                        Corporation (May 1994 - October 1996).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer, Principal    the Manager;  Treasurer  (since  March 1999) of  HarbourView
Financial and           Asset Management  Corporation,  Shareholder Services,  Inc.,
Accounting Officer      Oppenheimer Real Asset Management  Corporation,  Shareholder
since 1999              Financial Services,  Inc., Oppenheimer Partnership Holdings,
Age: 43                 Inc.,  OFI Private  Investments,  Inc.  (since  March 2000),
                        OppenheimerFunds    International   Ltd.   and   Oppenheimer
                        Millennium Funds plc (since May 2000) and OFI  Institutional
                        Asset Management,  Inc. (since November 2000) (offshore fund management  subsidiaries  of  the  Manager);  Treasurer  and
                        Chief  Financial  Officer  (since  May 2000) of  Oppenheimer
                        Trust Company (a trust  company  subsidiary of the Manager);
                        Assistant   Treasurer  (since  March  1999)  of  Oppenheimer
                        Acquisition  Corp.  and   OppenheimerFunds   Legacy  Program
                        (since April 2000);  formerly  Principal and Chief Operating
                        Officer    (March    1995-March    1999),    Bankers   Trust
                        Company-Mutual  Fund  Services  Division.  An  officer of 85 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Connie Bechtolt,        Assistant Vice President of the Manager  (since September
Assistant Treasurer     1998); formerly Manager/Fund Accounting (September
since 2002              1994-September 1998) of the Manager. An officer of 85
Age: 39                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,        Vice  President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002;  formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age: 39                 Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999).  An officer of 85 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Senior Vice President  (since May 1985) and General  Counsel
Secretary since 2001    (since February 2002) of the Manager;  General Counsel and a
Age: 54                 director   (since   November   2001)   of   OppenheimerFunds
                        Distributor,   Inc.;   Senior  Vice  President  and  General
                        Counsel  (since   November   2001)  of   HarbourView   Asset
                        Management  Corporation;   Vice  President  and  a  director
                        (since November 2000) of Oppenheimer  Partnership  Holdings,
                        Inc.; Senior Vice President,  General Counsel and a director
                        (since  November  2001)  of  Shareholder   Services,   Inc.,
                        Shareholder   Financial   Services,    Inc.,   OFI   Private
                        Investments,   Inc.,   Oppenheimer  Trust  Company  and  OFI
                        Institutional   Asset  Management,   Inc.;  General  Counsel
                        (since  November  2001)  of  Centennial   Asset   Management
                        Corporation;   a   director   (since   November   2001)   of
                        Oppenheimer   Real   Asset   Management,   Inc.;   Assistant
                        Secretary   and  a  director   (since   November   2001)  of
                        OppenheimerFunds  International  Ltd.; Vice President (since
                        November   2001)   of   OppenheimerFunds   Legacy   Program;
                        Secretary  (since November 2001) of Oppenheimer  Acquisition
                        Corp.;    formerly   Acting   General   Counsel    (November
                        2001-February  2002)  and  Associate  General  Counsel  (May
                        1981-October  2001) of the Manager;  Assistant  Secretary of
                        Shareholder   Services,   Inc.  (May  1985-November   2001),
                        Shareholder     Financial    Services,     Inc.    (November
                        1989-November  2001);  OppenheimerFunds  International  Ltd.
                        and Oppenheimer  Millennium Funds plc (October 1997-November
                        2001).  An officer of 85 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Katherine P. Feld,      Vice  President and Senior  Counsel (since July 1999) of the
Assistant Secretary     Manager;    Vice    President    (since    June   1990)   of
since 2001              OppenheimerFunds    Distributor,    Inc.;   Director,   Vice
Age: 44                 President  and  Assistant  Secretary  (since  June  1999) of
                        Centennial  Asset  Management  Corporation;  Vice  President
                        (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;
                        formerly  Vice  President  and  Associate   Counsel  of  the
                        Manager (June  1990-July  1999). An officer of 85 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President and Assistant  Counsel  (since June 1998) of
Assistant Secretary     the    Manager;    Vice    President    (since    1999)   of
since 2001              OppenheimerFunds  Distributor,   Inc.;  Vice  President  and
Age: 37                 Assistant  Secretary  (since 1999) of Shareholder  Services,
                        Inc.;   Assistant   Secretary   (since   December  2001)  of
                        OppenheimerFunds  Legacy Program and  Shareholder  Financial
                        Services,   Inc.;  formerly  Assistant  Vice  President  and
                        Assistant  Counsel of the Manager (August  1997-June  1998);
                        Assistant Counsel of the Manager (August  1994-August 1997).
                        An officer of 85 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip T. Masterson,    Vice President and Assistant Counsel of the Manager (since
Assistant Secretary     July 1998); formerly, an associate with Davis, Graham, &
since 2002              Stubbs LLP (January 1997-June 1998). An officer of 85
Age: 38                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Denis R. Molleur,       Vice  President  and Senior  Counsel of the  Manager  (since
Assistant Secretary     July 1999);  formerly a Vice President and Associate Counsel
since 2001              of the Manager (September  1995-July 1999). An officer of 82
Age: 45                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

|X|  Remuneration  of  Trustees.  The  officers  of the  Fund  and  one of the
Trustees of the Fund (Mr.  Murphy) who are affiliated with the Manager receive no salary or fee from the Fund.  The  remaining  Trustees of the Fund received the  compensation  shown below from the Fund with respect to the Fund's fiscal year ended October 31, 2002.  The  compensation  from all of the Board I Funds
(including the Fund) represents  compensation received as a director,  trustee or member of a committee of the Board during the calendar year 2002.

-------------------------------------------------------------------------------------

Trustee Name and         Aggregate    Retirement      Estimated          Total
                                                                     Compensation
                                                       Annual          From All
                                                     Retirement       Oppenheimer
                                                    Benefits Paid   Funds For Which
                                       Benefits     at Retirement     Individual
Other Fund                            Accrued as   from all Board      Serves As
Position(s) (as        Compensation  Part of Fund      I Funds     Trustee/Director
applicable)             From Fund1     Expenses     (33 Funds) 2      (33 Funds)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Leon Levy7                  $43           $0          $133,352         $173,700

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Galli             $26           $1          $55,6782         $202,8863
Study Committee Member

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Phillip Griffiths          $144           $0           $10,256          $54,889

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Benjamin Lipstein           $37           $0          $115,270         $150,152
Study Committee
Chairman, Audit
Committee Member

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Joel W. Motley6             $0            $0             $0               $0

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Elizabeth B. Moynihan       $26           $1           $57,086         $105,760
Study Committee Member

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kenneth A. Randall          $24           $0           $74,471          $97,012
Audit Committee
Chairman

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward V. Regan             $23           $1           $46,313          $95,960
Proxy Committee
Chairman, Audit
Committee Member

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Russell S. Reynolds,        $18           $1           $48,991          $71,792
Jr.
Proxy Committee Member

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Donald Spiro                $16           $0           $9,396           $64,080

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Clayton K. Yeutter7        $175           $0           $36,372          $71,792
Chairman and Proxy
Committee Member

-------------------------------------------------------------------------------------

1.          Aggregate  compensation  from the  Fund  includes  fees and  deferred compensation, if any.
2.  Estimated  annual  retirement  benefits  paid at  retirement  is  based  on a straight life payment plan election.  The amount for Mr. Galli  includes  $24,989 for serving as a trustee or director of 10  Oppenheimer  funds that are not Board
I Funds.
3.    Includes  $97,126 for Mr. Galli for serving as trustee or director of 10
Oppenheimer funds that are not Board I Funds.
4.    Aggregate total  compensation  from the Fund includes $14 deferred under
Deferred Compensation Plan described below.
5.    Aggregate  total  compensation  from the Fund includes $4 deferred under
Deferred Compensation Plan described below
6.    Elected to the Board on October 10, 2002 and  therefore  did not receive any compensation.
7.    Effective January 1, 2003,  Clayton Yuetter became Chairman of the Board of Trustees of the Board I Funds upon the retirement of Leon Levy.

|X| Retirement  Plan for Trustees.  The Fund has adopted a retirement  plan that provides for payments to retired Trustees. Payments are up to 80% of the average compensation  paid during a Trustee's five years of service in which the highest compensation was received.  A Trustee must serve as trustee for any of the Board
I Funds  for at least 15 years to be  eligible  for the  maximum  payment.  Each
Trustee's  retirement benefits will depend on the amount of the Trustee's future compensation and length of service.

|X| Deferred Compensation Plan for Trustees. The Board of Trustees has adopted a
Deferred Compensation Plan for disinterested trustees that enables them to elect to defer  receipt of all or a portion of the annual  fees they are  entitled  to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the
Trustee  under the plan will be  determined  based upon the  performance  of the selected funds.

     Deferral of Trustees'  fees under the plan will not  materially  affect the
Fund's assets,  liabilities or net income per share.  The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation  to any Trustee.  Pursuant to an Order issued by the Securities and
Exchange  Commission,  the Fund may invest in the funds  selected by the Trustee under  the  plan  without  shareholder  approval  for  the  limited  purpose  of determining the value of the Trustee's deferred fee account.

     |X| Major Shareholders. As of January 30, 2003 the only person who owned of record or was known by the Fund to own  beneficially  5% or more of any class of the Fund's outstanding shares, and their holdings of that class as of that date, were:

OppenheimerFunds   Distributor  Inc,  Attn:  Ray  Olson,  6803  S/  Tucson  Way,
Englewood,  CO  80112-3924,  which owned 750,000  Class A shares  (98.58% of the
Class A shares then outstanding).

The Manager.  The Manager is  wholly-owned by Oppenheimer  Acquisition  Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

     |X| Code of Ethics.  The Fund, the Manager and the Distributor  have a Code of Ethics.  It is designed to detect and prevent  improper  personal  trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code of Ethics to invest in securities, including securities that may be purchased or held by the Fund,  subject to a number of  restrictions  and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

     The Code of Ethics is an exhibit to the Fund's registration statement filed with the  Securities  and Exchange  Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington,  D.C. You can obtain  information about the hours of operation  also be viewed as part of the Fund's  registration statement  on  the  SEC's  EDGAR  database  at the  SEC's  Internet  website  at
www.sec.gov.  Copies  may be  obtained,  after  paying  a  duplicating  fee,  by
-----------
electronic request at the following E-mail address:  publicinfo@sec.gov.,  or by
                                                     -------------------
writing to the SEC's Public Reference Section, Washington D.C. 20549-0102.

     |X| The Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services  to the Fund  under an  investment  advisory agreement  between the Manager and the Fund. The Manager selects  securities for the Fund's portfolio and handles its day-to-day business.  The portfolio manager of the Fund is  employed  by the  Manager  and is the person who is  principally responsible for the day-to-day management of the Fund's portfolio. Other members of the  Manager's  Equity  portfolio  team  provide the  portfolio  manager with counsel and support in managing the Fund's portfolio.

     The investment  advisory agreement requires the Manager, at its expense, to provide the Fund with adequate office space,  facilities and equipment.  It also
requires  the  Manager  to  provide  and   supervise   the   activities  of  all
administrative   and   clerical   personnel   required   to  provide   effective
administration for the Fund. Those responsibilities  include the compilation and maintenance  of records  with respect to its  operations,  the  preparation  and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory  agreement.  The advisory  agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses,  share issuance costs,  certain  printing and  registration  costs and non-recurring expenses,  Management Fees Paid to including litigation costs. The management  fees paid by the Fund to the  Manager  are  calculated  at the rates described  in the  Prospectus,  which are applied to the assets of the Fund as a whole.  The fees are  allocated  to each class of shares based upon the relative proportion of the Fund's net assets  represented  by that class.  The management fees paid by the Fund to the Manager  during the Fund's most recent  fiscal year is below.

Fiscal Year

ended 10/31:      OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2001                            $ 26,213
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

2002                            $ 45,448

-------------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains by reason of good faith errors or omissions on its part with respect to any of its duties under the agreement.

      The investment advisory agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

      |X|   Annual Approval of Investment Advisory Agreement. Each year, the
Board of Trustees, including a majority of the Independent Trustees, is required to approve the renewal of the investment advisory agreement. The
Investment Company Act requires that the Board request and evaluate and the
Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

For the initial approval of the Fund's investment advisory agreement, the
Board reviewed the foregoing information. Among other factors, the Board considered:
o     The nature, cost, and quality of the services to be provided to the
            Fund and its shareholders;
o     The anticipated profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services to be received by the Fund from its relationship with the Manager, and
o     The direct and indirect benefits the Manager will receive from its relationship with the Fund.  These included services to be provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.
The Board also considered that maintaining the financial viability of the
Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The
Board considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the
Manager.

      These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Fund who assist the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC rules regarding the independence of counsel.
      In arriving at a decision to approve the investment advisory agreement, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the
"best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The
Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, the Manager may select brokers
(other than affiliates) that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the
Manager may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment adviser.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the
Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates. Other funds advised by the Manager have investment policies similar to those of the Fund.

      Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Most purchases of debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless the Manager determines that a better price or execution can be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Trustees permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Trustees permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

-------------------------------------------------------------------------------

 Fiscal Year Ended 10/31:     Total Brokerage Commissions Paid by the Fund1

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

           2002                                  $17,114

-------------------------------------------------------------------------------

1.    Amounts do not include spreads or concessions on principal transactions on a net trade basis.
During the fiscal year ended 10/30/02, the amount of transactions directed to brokers for research services was $8,015.543 and the amount of the commissions paid to broker-dealers for those services was $12,764.

Distribution and Service Plans

The Distributor.  Under its General  Distributor's  Agreement with the Fund, the
Distributor  acts as the Fund's principal  underwriter in the continuous  public offering of the Fund's  classes of shares.  The  Distributor is not obligated to sell a specific number of shares.  The Distributor  bears the expenses  normally attributable  to  sales,  including  advertising  and the cost of  printing  and mailing prospectuses, other than those furnished to existing shareholders.

Aggregate  Front-End  Sales  Charges on Class A Class A Front-End  Sales Charges
Retained by Distributor

     The sales charges and concessions  paid to, or retained by, the Distributor from the sale of shares  during  the Fund's two  recent  fiscal  years,  and the contingent  deferred sales charges retained by the Distributor on the redemption of shares for the two most recent fiscal years are shown in the tables below.

Fiscal Year Ended 10/31:        Shares
------------------------------------------------------------------------------
--------------------------------------
  2001         N/A           N/A
--------------------------------------
--------------------------------------

  2002         N/A           N/A

--------------------------------------
Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

-------------------------------------------------------------------------------
Fiscal    Concessions    Concessions on      Concessions on  Concessions on
Year      on Class A     Class B Shares      Class C Shares  Class N Shares
Ended     Shares         Advanced by         Advanced by     Advanced by
10/31:    Advanced by    Distributor1        Distributor1    Distributor1
          Distributor1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2001         N/A               N/A               N/A              N/A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  2002         N/A               N/A               N/A              N/A

-------------------------------------------------------------------------------

1.    The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares form its own resources at the time of sale.

-------------------------------------------------------------------------------

 Fiscal Year      Class A          Class B          Class C        Class N
                 Contingent       Contingent      Contingent      Contingent
               Deferred Sales   Deferred Sales  Deferred Sales     Deferred
                  Charges          Charges          Charges     Sales Charges
                Retained by      Retained by      Retained by    Retained by
Ended 10/31:    Distributor      Distributor      Distributor    Distributor

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    2002            N/A              N/A              N/A            N/A

-------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

      Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees1, cast in person at a meeting called for the purpose of voting on that plan. Each plan has also been approved by the holders of a "majority" (as defined in the Investment
Company Act) of the shares of the applicable class. The shareholder votes for the plans were cast by the Manager as the sole initial holder of each class of shares of the Fund.

      Under the plans, the Manager and the Distributor may make payments to affiliates and, in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the
Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the Plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each Class, voting separately by class.

      While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan, the purpose for which the payments were made and the identity of each recipient of a payment. The reports on the Class B Plan and
Class C Plan shall also include the Distributor's distribution costs for that quarter and in the case of the Class B plan the amount of those costs for previous fiscal periods that have been carried forward. Those reports are subject to the review and approval of the Independent Trustees.

      Each Plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plan for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

      |_| Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares, held in the accounts of the recipients or their customers.
      For the fiscal year ended October 31, 2002 all payments made under the
Class A Plan were waived. During the first year the shares are sold, the
Distributor retains the service fee to reimburse itself for the costs of distributing the shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.  The Distributor may not use payments received under the
Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      |_| Class B, Class C and Class N Service and Distribution Plan Fees.
Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the Distributor to be compensated at a flat rate, whether the
Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the for the first year after Class B, Class C and Class N shares are purchased. After the first year Class B, Class C and Class N shares are outstanding after their purchase, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold.
Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      The asset based sales charge and service fees increase Class B and
Class C expenses by 1.00% and increase Class N expenses by 0.50% of the net assets per year of the respective class.

      The Distributor retains the asset-based sales charge on Class B and
Class N shares. The Distributor retains the asset-based sales charge on Class
C shares during the first year the shares are outstanding.  It pays the asset-based sales charge as an ongoing commission to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class
N service fee and the asset-based sales charge on Class C and Class N to the dealer quarterly in lieu of paying the sales commissions and service fee in advance at the time of purchase.

      The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:

o     pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales commissions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class
         N shares, and
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.
o     may not be able to adequately compensate dealers that sell Class B,
         Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

     When Class B, Class C or Class N shares are sold without the designation of a broker-dealer, the Distributor is automatically designated as the broker-dealer of record. In those cases, the Distributor retains the service fee and asset-based sales charge paid on Class B, Class C and Class N shares.

     The Distributor's actual expenses in selling Class B, Class C and Class
N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

      All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "standardized yield", dividend yield", "cumulative total return," " cumulative total return", "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. For periods of less than one year, the Fund may quote its performance on a non-annualized basis. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication). Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

      |_| Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
      |_| The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
      |_| An investment in the Fund is not insured by the FDIC or any other government agency.
      |_| The principal value of the Fund's shares and total returns are not guaranteed and normally will fluctuate on a daily basis.
      |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.
      |_| Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year,
3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period.  For Class N shares the 1% contingent deferred sales charge is deducted for returns for the one year period. Class N total returns may also be calculated for the periods prior to 3/1/01 (the inception date for Class N shares), based on the
Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees.
There is no sales charge for Class Y shares.

      |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:
                        ERV - 1 = AVERAGE ANNUAL TOTAL RETURN
                        -------
                           P

|_|   Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD        - 1=  Average Annual Total Return (After Taxes on
----
1/n         Distributions)
  P

|_|   Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1=  Average Annual Total Return (After Taxes on
-----
1/n         Distributions and Redemption)
  P

      |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                        ERV - P = TOTAL RETURN
                        -------
                          P
      |_| Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B, Class C or
Class N shares. There is no sales charge on Class Y shares.  Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------

            The Fund's Total Returns for the Periods Ended 10/31/02

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class     Cumulative Total              Average Annual Total Returns
of       Returns (10 years
 Shares  or Life of Class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                1-Year            5-Year            10-Year
                                                                      (or
                                            (or life-of-class)   life-of-class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
         After    Without   After   Without After     Without   After   Without
         Sales    Sales     Sales   Sales   Sales     Sales     Sales   Sales
          Charge   Charge   Charge  Charge   Charge    Charge   Charge   Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A1 -40.25%(1-36.60%(1)-29.70% -25.41% -28.88%(1)-26.03%(1)N/A     N/A

---------------------------------------------------------------------------------
1.    Inception of Class A:   4/30/01

 -----------------------------------------------------------------------------

    Average Annual Total Returns for Class A Shares1 (After Sales Charge)
                        For the Periods Ended 10/31/02

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

                                    1-Year           5-Year or Life of Class

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

 After Taxes on                     -29.70%                   -28.88
 Distributions

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

 After Taxes on                     -18.09%                  -22.67%
 Distributions and
 Redemption of Fund Shares

 -----------------------------------------------------------------------------

  1. Inception of Class A shares: 4/27/01.

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |_| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper") is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment styles. The Fund expects to be ranked in the large cap growth category. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      |_| Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is rated among the Large Cap
Growth Fund category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
 Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
 Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent
 performance.   The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5%
 receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The
 Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

      |_| Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

      Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are  purchased  through  AccountLink,  each purchase must be at least $50 and  shareholders  must  invest at least  $500  before an
                     ---
Asset  Builder Plan  (described  below) can be  established  on a new account.
Accounts  established  prior  to  November  1,  2002  will  remain  at $25 for additional  purchases.  Shares will be purchased  on the regular  business day the  Distributor  is  instructed  to initiate  the  Automated  Clearing  House
("ACH")  transfer to buy the shares.  Dividends will begin to accrue on shares purchased  with the  proceeds of ACH  transfers  on the  business day the Fund receives  Federal  Funds for the  purchase  through the ACH system  before the close of The New York Stock Exchange ("the  Exchange").  The Exchange normally closes at 4:00 P.M.,  but may close  earlier on certain days. If Federal Funds are  received on a business  day after the close of the  Exchange,  the shares will be  purchased  and  dividends  will  begin to accrue on the next  regular business  day. The  proceeds of ACH  transfers  are  normally  received by the
Fund three days after the transfers are initiated.  If the proceeds of the ACH transfer  are not received on a timely  basis,  the  Distributor  reserves the right to cancel  the  purchase  order.  The  Distributor  and the Fund are not responsible for any delays in purchasing  shares  resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix C to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

      |X| Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your individual accounts
      (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors,
      and
o     Current purchases of Class A, Class B and Class N shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o     Class A, Class B and Class N shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

The Oppenheimer Funds.  The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free New York Municipals  Oppenheimer Multiple Strategies Fund
Oppenheimer Bond Fund                     Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Capital Income Fund           Inc.
                                          Oppenheimer  Quest  Global  Value  Fund,

Oppenheimer Champion Income Fund          Inc.

Oppenheimer Convertible Securities Fund   Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund       Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund   Oppenheimer Real Asset Fund

                                          Oppenheimer      Rochester      National

Oppenheimer Discovery Fund                Municipals

Oppenheimer Emerging Growth Fund          Oppenheimer Senior Floating Rate Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Small Cap Value Fund
Oppenheimer Enterprise Fund               Oppenheimer Strategic Income Fund
Oppenheimer Europe Fund                   Oppenheimer Total Return Bond Fund
Oppenheimer Global Fund                   Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund   Oppenheimer Trinity Core Fund

                                          Oppenheimer  Trinity  Large  Cap  Growth
Oppenheimer Gold & Special Minerals Fund  Fund

Oppenheimer Growth Fund                   Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund               Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund       Oppenheimer Value Fund
Oppenheimer International Growth Fund     Limited-Term New York Municipal Fund
Oppenheimer  International  Small Company
Fund                                      Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund  OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited Term Municipal Fund   OSM1 - Jennison Growth Fund
Oppenheimer  Main Street  Growth & Income OSM1 -  Mercury  Advisors  S&P 500 Index
Fund                                      Fund

                                          OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Main Street Opportunity Fund  Fund

Oppenheimer Main Street Small Cap Fund    OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                   OSM1 - Salomon Brothers All Cap Fund
And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

1 - "OSM" stands for Oppenheimer Select
Managers

     There is an initial  sales charge on the purchase of Class A shares of each of the  Oppenheimer  funds  described  above  except the money  market funds and
Oppenheimer Senior Floating Rate Fund. Under certain circumstances  described in this Statement of Additional  Information,  redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent,  if you purchase Class A shares or
Class A and  Class B shares  of the Fund and other  Oppenheimer  funds  during a
13-month  period,  you can reduce  the sales  charge  rate that  applies to your purchases of Class A shares. The total amount of your intended purchases of both
Class A and Class B shares will  determine the reduced sales charge rate for the
Class A shares purchased during that period.  You can include  purchases made up to 90 days  before the date of the  Letter.  Letters  of Intent do not  consider
Class C or Class N shares you purchase or may have purchased.

     A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the
Fund (and other  Oppenheimer  funds)  during a 13-month  period (the  "Letter of
Intent period").  At the investor's request,  this may include purchases made up to 90 days prior to the date of the  Letter.  The Letter  states the  investor's intention to make the aggregate amount of purchases of shares which,  when added to the  investor's  holdings of shares of those funds,  will equal or exceed the amount  specified in the Letter.  Purchases made by reinvestment of dividends or distributions  of capital  gains and  purchases  made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

     A Letter  enables  an  investor  to count  the  Class A and  Class B shares purchased  under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other  Oppenheimer  funds) that applies under the Right of Accumulation to current purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering price (including the sales  charge) that applies to a single  lump-sum  purchase of shares in the amount intended to be purchased under the Letter.

     In  submitting  a Letter,  the  investor  makes no  commitment  to purchase shares.  However,  if the  investor's  purchases of shares  within the Letter of
Intent  period,  when added to the value (at offering  price) of the  investor's holdings  of shares on the last day of that  period,  do not equal or exceed the intended  purchase amount,  the investor agrees to pay the additional  amount of sales charge applicable to such purchases. That amount is described in "Terms of
Escrow,"  below  (those  terms may be  amended by the  Distributor  from time to time).  The  investor  agrees that shares  equal in value to 5% of the  intended purchase  amount  will be held in escrow by the  Transfer  Agent  subject to the
Terms of  Escrow.  Also,  the  investor  agrees  to be bound by the terms of the
Prospectus,  this Statement of Additional  Information and the Application  used for a Letter of Intent. If those terms are amended,  as they may be from time to time by the Fund, the investor  agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

     If the total eligible  purchases made during the Letter of Intent period do not equal or exceed the intended  purchase  amount,  the commissions  previously paid to the dealer of record  for the  account  and the  amount of sales  charge retained by the Distributor  will be adjusted to the rates  applicable to actual total purchases.  If total eligible purchases during the Letter of Intent period exceed the intended  purchase amount and exceed the amount needed to qualify for the next sales  charge rate  reduction  set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate.  That  adjustment  will be made only if and when the dealer returns to the  Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases.  The excess commissions returned to the
Distributor  will be used  to  purchase  additional  shares  for the  investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

     The Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other  Oppenheimer  funds by  OppenheimerFunds  prototype 401(k)
plans under a Letter of Intent.  If the intended  purchase amount under a Letter of Intent  entered  into by an  OppenheimerFunds  prototype  401(k)  plan is not purchased by the plan by the end of the Letter of Intent  period,  there will be no adjustment of commissions paid to the broker-dealer or financial  institution of record for accounts held in the name of that plan.

     In determining  the total amount of purchases  made under a Letter,  shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted.  It is the  responsibility  of the dealer of record and/or the investor  to advise the  Distributor  about the Letter in placing  any  purchase orders  for the  investor  during  the  Letter  of  Intent  period.  All of such purchases must be made through the Distributor.

Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent  purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount  specified in the Letter shall be held in escrow by the Transfer
Agent. For example, if the intended purchase amount is $50,000, the escrow shall be  shares  valued  in the  amount of $2,500  (computed  at the  offering  price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment  specified under the Letter is completed within  the 13 month  Letter of  Intent  period,  the  escrowed  shares  will be promptly released to the investor.

     3.  If,  at the end of the 13 month  Letter  of  Intent  period  the  total purchases  pursuant  to the Letter are less than the  intended  purchase  amount specified in the Letter,  the investor must remit to the  Distributor  an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales  charges  which would have been paid if the total amount purchased  had been made at a single  time.  That sales charge  adjustment  will apply to any shares  redeemed  prior to the  completion  of the  Letter.  If the difference  in sales charges is not paid within twenty days after a request from the Distributor or the dealer,  the Distributor  will,  within sixty days of the expiration  of the Letter,  redeem the number of escrowed  shares  necessary  to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

     5. The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)  Class A shares sold with a front-end  sales  charge or subject to a Class A contingent deferred sales charge,
(b)  B shares  of other  Oppenheimer  funds  acquired  subject  to a  contingent deferred sales charge, and
(c)  Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class
     A initial or contingent  deferred sales charge or (2) Class B shares of one of the other  Oppenheimer  funds that were acquired subject to a contingent deferred sales charge.

     6. Shares held in escrow  hereunder  will  automatically  be exchanged  for shares of another  fund to which an exchange is  requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  As  explained  in the  Prospectus,  you  must  initially establish  your  account  with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase  additional  shares directly from a bank account for as little as $50. For those accounts  established  prior to November
1, 2002 and which have previously  established  Asset Builder Plans,  additional purchases  will remain at $25.  Shares  purchased by Asset Builder Plan payments from bank  accounts  are  subject  to the  redemption  restrictions  for  recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy shares for OppenheimerFunds  employer-sponsored  qualified  retirement accounts.  Asset
Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly  automatic  purchases of shares of up to four other
Oppenheimer funds.

     If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made
two  business  days  prior  to  the  investment   dates  you  selected  on  your
Application.  Neither the Distributor,  the Transfer Agent nor the Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

     Before you establish Asset Builder payments, you should obtain a prospectus of the selected  fund(s) from your financial  advisor (or the  Distributor)  and request an application from the Distributor. Complete the application and return
it. You may change the amount of your Asset Builder payment or you can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The
Transfer  Agent  requires a  reasonable  period  (approximately  15 days)  after receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of  retirement  plans are entitled to purchase shares of the Fund without  sales charge or at reduced  sales charge  rates,  as described in Appendix B to this  Statement of  Additional  Information.  Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily  valuation  basis by Merrill Lynch
Pierce Fenner & Smith, Inc.  ("Merrill  Lynch") or an independent  record keeper that has a contract or special  arrangement  with Merrill Lynch.  If on the date the plan sponsor signed the Merrill Lynch record keeping  service  agreement the plan has less than $3 million in assets  (other  than  assets  invested in money market funds) invested in applicable  investments,  then the retirement plan may purchase only Class B shares of the Oppenheimer  funds.  Any retirement plans in that  category  that  currently  invest  in Class B shares of the Fund will have their  Class B shares  converted  to Class A shares of the Fund when the  plan's applicable investments reach $5 million.

OppenheimerFunds  has entered  into  arrangements  with certain  record  keepers whereby the Transfer Agent  compensates the record keeper for its record keeping and account  servicing  functions that it performs on behalf of the  participant level accounts of a retirement plan.  While such  compensation may act to reduce the record  keeping fees charged by the retirement  plan's record  keeper,  that compensation  arrangement may be terminated at any time,  potentially  affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for  example,  when a purchase  check is  returned  to the Fund  unpaid)
causes a loss to be incurred  when the net asset  value of the Fund's  shares on the  cancellation  date is less than on the purchase date. That loss is equal to the amount of the  decline in the net asset  value per share  multiplied  by the number of shares in the purchase  order.  The investor is  responsible  for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's  name, or the Fund or the
Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents  an interest in the same portfolio of investments of the Fund. However, each class has different shareholder  privileges and features.  The net income  attributable  to Class B,
Class C, Class N or Class Y shares and the  dividends  payable on Class B, Class
C,  Class N or Class Y shares  will be  reduced by  incremental  expenses  borne solely by that class.  Those expenses  include the asset-based  sales charges to which Class B, Class C and Class N shares are subject.

     The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is more  appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold  subject to an initial  sales  charge.  While Class B,
Class C and Class N shares  have no initial  sales  charge,  the  purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class
N shares is the same as that of the initial  sales charge on Class A shares - to compensate the Distributor and brokers,  dealers and financial institutions that sell shares of the Fund. A salesperson  who is entitled to receive  compensation from his or her firm for selling  Fund shares may  receive  different  levels of compensation for selling one class of shares than another.

     The Distributor will not accept any order in the amount of $500,000 or more for  Class B shares  or $1  million  or more for  Class C shares  on behalf of a single investor (not including dealer "street name" or omnibus  accounts).  That is because  generally it will be more advantageous for that investor to purchase
Class A shares of the Fund.

|X| Class A Shares Subject to a Contingent  Deferred Sales Charge. For purchases of Class A shares subject to a contingent  deferred sales charge as described in the  Prospectus,  no  sales  concessions  will be paid to the  broker-dealer  of record,  as described in the  Prospectus,  on sales of Class A shares  purchased with the  redemption  proceeds of shares of another  mutual  fund  offered as an investment  option  in a  retirement  plan in which  Oppenheimer  funds are also offered as investment options under a special  arrangement with the Distributor, if the purchase occurs more than 30 days after the  Oppenheimer  funds are added as an investment option under that plan. Additionally,  that concession will not be paid on  purchases of shares by a  retirement  plan made with the  redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

     Class B Conversion.  Under current  interpretations  of applicable  federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares  after six  years is not  treated  as a taxable  event for the shareholder.  If  those  laws or the IRS  interpretation  of those  laws  should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the asset-based sales charge for longer than six years.

     |_|  Allocation of Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset  value of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder servicing agent fees and expenses,  and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Determination  of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are  determined  as of the close of business of the Exchange on each day that the Exchange is open.  The  calculation is done by dividing  the value of the  Fund's  net  assets  attributable  to a class by the number of shares of that  class  that are  outstanding.  The  Exchange  normally closes at 4:00 P.M.  Eastern time, but may close earlier on some other days (for example,  in case of weather  emergencies  or on days falling before a holiday).
All references to time in this Statement of Additional Information mean "Eastern time." The  Exchange's  most  recent  annual  announcement  (which is subject to change)  states that it will close on New Year's Day,  Martin  Luther King,  Jr.
Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. It may also close on other days.

     Dealers  other  than  Exchange  members  may  conduct  trading  in  certain securities  on days on which the  Exchange  is closed  (including  weekends  and holidays) or after 4:00 P.M. on a regular  business day.  Because the Fund's net asset values will not be calculated  on those days,  the Fund's net asset values per share may be significantly  affected on such days when  shareholders may not purchase or redeem  shares.  Additionally,  trading on European  and Asian stock exchanges and over-the-counter markets normally is completed before the close of the Exchange.

     Changes in the values of securities  traded on foreign exchanges or markets as a result of  events  that  occur  after the  prices of those  securities  are determined,  but before the close of the Exchange,  will not be reflected in the
Fund's  calculation  of its  net  asset  values  that  day  unless  the  Manager determines  that the event is likely to effect a material change in the value of the security.  The Manager or an internal valuation committee established by the
Manager, as applicable,  may establish a valuation under procedures  established by the Board and subject to the approval,  ratification  and confirmation by the
Board at its next ensuing meeting.

     |X|  Securities  Valuation.  The Fund's Board of Trustees  has  established procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures are as follows:

Equity securities traded on a U.S.  securities  exchange or on NASDAQ are valued as follows:
(1)  if last sale information is regularly reported, they are valued at the last reported sale price on the  principal  exchange on which they are traded or on NASDAQ, as applicable, on that day, or
(2)ifsale  information is not available on a valuation  date, they are valued at the last reported sale price  preceding the valuation  date if it is within the spread of the closing "bid" and "asked"  prices on the  valuation  date or, if not, at the closing "bid" price on the valuation date.

Equity securities traded on a foreign  securities  exchange generally are valued in one of the following ways:
(1)atthe last sale price available to the pricing service  approved by the Board of Trustees, or
(2)atthe  last  sale  price  obtained  by the  Manager  from the  report  of the principal  exchange  on which the  security  is traded at its last  trading session on or immediately before the valuation date, or
(3)atthe mean between the "bid" and "asked"  prices  obtained from the principal exchange  on which the  security  is traded or, on the basis of  reasonable inquiry, from two market makers in the security.

Long-term debt securities  having a remaining  maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio  pricing  service  approved by the Fund's  Board of Trustees or obtained by the Manager  from two active  market  makers in the security on the basis of reasonable inquiry.

The  following  securities  are valued at the mean between the "bid" and "asked"
     prices  determined  by a pricing  service  approved by the Fund's  Board of
     Trustees or obtained by the Manager  from two active  market  makers in the security on the basis of reasonable inquiry:
(1)debt instruments that have a maturity of more than 397 days when issued,
(2)debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)non-money  market  debt  instruments  that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

The  following  securities  are valued at cost,  adjusted  for  amortization  of premiums and accretion of discounts:
(1)money market  debt  securities  held by a  non-money  market  fund that had a maturity of less than 397 days when  issued that have a remaining  maturity of 60 days or less, and
(2)debt instruments  held by a money market fund that have a remaining  maturity of 397 days or less.

Securities (including restricted securities) not having readily-available market
     quotations  are  valued  at  fair  value   determined   under  the  Board's
     procedures. If the Manager is unable to locate two market makers willing to give  quotes,  a security  may be priced at the mean  between the "bid" and
     "asked"  prices  provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

     In the  case of U.S.  government  securities,  mortgage-backed  securities, corporate bonds and foreign government securities, when last sale information is not generally  available,  the Manager may use pricing services  approved by the
Board of  Trustees.  The pricing  service may use  "matrix"  comparisons  to the prices for comparable instruments on the basis of quality,  yield, and maturity.
Other  special  factors may be involved  (such as the  tax-exempt  status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing  services.  That  monitoring may include  comparing  prices used for portfolio valuation to actual sales prices of selected securities.

     The closing  prices in the London foreign  exchange  market on a particular business  day that are  provided  to the  Manager  by a bank,  dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

     Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable,  as determined by a pricing service approved by the Board of Trustees or by the Manager.  If there were no sales  that day,  they  shall be  valued  at the last sale  price on the preceding  trading  day if it is  within  the  spread of the  closing  "bid" and
"asked" prices on the principal  exchange or on Nasdaq on the valuation date. If not,  the value shall be the closing bid price on the  principal  exchange or on
Nasdaq on the  valuation  date.  If the put,  call or future is not traded on an exchange or on Nasdaq,  it shall be valued by the mean between "bid" and "asked"
prices  obtained by the Manager from two active market makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

     When the Fund writes an option,  an amount equal to the premium received is included  in the Fund's  Statement  of Assets and  Liabilities  as an asset.  An equivalent credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect the  current  market  value of the  option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put  written  by the Fund  expires,  the Fund  has a gain in the  amount  of the premium. If the Fund enters into a closing purchase transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

     The  information  below  supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Reinvestment  Privilege.  Within six months of a redemption,  a shareholder  may reinvest all or part of the redemption proceeds of:
     Class A shares  purchased  subject  to an initial  sales  charge or Class A shares on which a contingent  deferred  sales charge was paid, or Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

     The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.  Reinvestment  will be at the net asset value next computed  after the Transfer  Agent  receives the reinvestment  order.  The  shareholder  must  ask the  Transfer  Agent  for that privilege at the time of reinvestment. This privilege does not apply to Class C,
Class N or Class Y shares.  The Fund may amend,  suspend or cease  offering this reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

     Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge was paid are  reinvested  in shares of the
Fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge  paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of the  shares  acquired  by the reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the
Board of Trustees of the Fund may determine  that it would be detrimental to the best  interests of the remaining  shareholders  of the Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the Fund may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

     The Fund has  elected to be  governed  by Rule 18f-1  under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day  period for any one  shareholder.  If shares are  redeemed  in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Fund will value  securities  used to pay redemptions in kind  using the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary  redemption  of the shares held in any account if the  aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix.  The Board will not cause the  involuntary  redemption  of shares in an account if the  aggregate  net asset value of such  shares has fallen  below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the  requirements  for any notice to be given to the shareholders  in question (not less than 30 days).  The Board may  alternatively set  requirements  for the shareholder to increase the investment,  or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different  registration is not an event that  triggers  the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of  transfer  to the name of another  person or entity.  It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

     If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy Shares" for the imposition of the Class B, Class N or Class C contingent  deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions   From  Retirement   Plans.   Requests  for   distributions   from
OppenheimerFunds-sponsored  IRAs,  403(b)(7)  custodial  plans,  401(k) plans or
pension   or   profit-sharing   plans   should   be   addressed   to   "Trustee,
OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must
(1)  state the reason for the distribution;
(2)  state  the  owner's  awareness  of tax  penalties  if the  distribution  is premature; and
(3)  conform to the  requirements  of the plan and the Fund's  other  redemption requirements.

     Participants      (other      than      self-employed      persons)      in
OppenheimerFunds-sponsored  pension or  profit-sharing  plans with shares of the
Fund  held in the name of the plan or its  fiduciary  may not  directly  request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

     Distributions  from pension and profit sharing plans are subject to special requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer  Agent before the  distribution  may be made.  Distributions  from retirement plans are subject to  withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed.  Unless
the   shareholder   has  provided  the  Transfer  Agent  with  a  certified  tax identification  number,  the Internal Revenue Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.
The  Fund,  the  Manager,  the  Distributor  and the  Transfer  Agent  assume no responsibility to determine  whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible  for any tax penalties  assessed in connection with a distribution.

Special  Arrangements  for  Repurchase  of Shares from Dealers and Brokers.  The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order from a dealer or broker  after the close of the  Exchange on a regular  business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the Exchange closes.  Normally,  the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally,  the order must have been transmitted to and received by the  Distributor  prior to its close of business  that day (normally
5:00 P.M.).

     Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the Fund valued at $5,000  or more can  authorize  the  Transfer  Agent to redeem  shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

     Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  Account
Application or by signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the Account
Application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.

     The Fund cannot guarantee  receipt of a payment on the date requested.  The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular additional Class A share purchases while participating in an Automatic  Withdrawal Plan. Class B, Class C
and Class N  shareholders  should  not  establish  automatic  withdrawal  plans, because of the potential  imposition of the contingent  deferred sales charge on such  withdrawals  (except  where  the  Class B,  Class C or Class N  contingent deferred  sales charge is waived as described in Appendix B to this Statement of
Additional Information).

     By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  that apply to such plans,  as stated below.
These  provisions  may be  amended  from  time to time by the  Fund  and/or  the
Distributor.  When adopted,  any amendments will automatically apply to existing
Plans.

     |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares (of the same class) of other  Oppenheimer funds  automatically on a monthly,  quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.  Instructions should be
provided   on   the   OppenheimerFunds   Application   or   signature-guaranteed
instructions.  Exchanges made under these plans are subject to the  restrictions that  apply  to  exchanges  as set  forth  in "How to  Exchange  Shares"  in the
Prospectus and below in this Statement of Additional Information.

     |X| Automatic  Withdrawal  Plans. Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan as  agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the Plan authorization and application  submitted to the Transfer Agent. Neither the Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the
Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder  may be  surrendered  unendorsed to the Transfer Agent with the Plan  application so that the shares  represented by the  certificate may be held under the Plan.

     For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

     Shares will be redeemed to make withdrawal  payments at the net asset value per share  determined on the redemption  date.  Checks or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

     The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan.  That  notice  must be in proper form in  accordance with the requirements of the then-current  Prospectus of the Fund. In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset value  per  share  in  effect  and will  mail a check  for the  proceeds  to the
Planholder.

     The  Planholder may terminate a Plan at any time by writing to the Transfer
Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a
Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is legally  incapacitated.
Upon  termination of a Plan by the Transfer Agent or the Fund,  shares that have not  been  redeemed  will  be  held in  uncertificated  form in the  name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper  instructions  are received from the Planholder, his or her executor or guardian, or another authorized person.

     To use shares held under the Plan as collateral  for a debt, the Planholder may  request  issuance  of a portion of the shares in  certificated  form.  Upon written  request from the  Planholder,  the Transfer  Agent will  determine  the number of shares  for which a  certificate  may be issued  without  causing  the withdrawal checks to stop.  However,  should such  uncertificated  shares become exhausted, Plan withdrawals will terminate.

     If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus,  shares of a particular class of Oppenheimer  funds having  more than one class of shares  may be  exchanged  only for shares of the same class of other Oppenheimer  funds.  Shares of Oppenheimer funds that have a single class  without a class  designation  are deemed "Class A" shares for this purpose.  You can obtain a current list showing  which funds offer which classes of shares by calling the Distributor.

o    All of the Oppenheimer  funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer
      Class A shares:
Centennial America Fund, L.P.             Centennial New York Tax Exempt Trust
      Centennial California Tax Exempt Trust  Centennial Tax Exempt Trust
      Centennial Government Trust             Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
      Oppenheimer California Municipal Fund   Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Limited Term Municipal Fund Oppenheimer Rochester National
                                              Municipals
      Oppenheimer Municipal Bond Fund         Oppenheimer Senior Floating Rate
                                              Fund
      Oppenheimer New Jersey Municipal Fund   Limited Term New York Municipal
                                              Fund
      Oppenheimer New York Municipal Fund     Rochester Fund Municipals

      The following funds do not offer Class Y shares:
      Oppenheimer AMT-Free New York           Oppenheimer Limited Term Municipal
      Municipals                              Fund
      Oppenheimer California Municipal Fund   Oppenheimer Multiple Strategies Fund
      Oppenheimer Capital Income Fund         Oppenheimer New Jersey Municipal Fund
      Oppenheimer Cash Reserves               Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Champion Income Fund        Oppenheimer Quest Capital Value
                                              Fund, Inc.
      Oppenheimer Convertible Securities Fund Oppenheimer Quest Global Value Fund,
                                              Inc.
      Oppenheimer Disciplined Allocation Fund Oppenheimer Rochester National
                                              Municipals
      Oppenheimer Developing Markets Fund     Oppenheimer Senior Floating Rate Fund
      Oppenheimer Gold & Special Minerals     Oppenheimer Small Cap Value Fund
      Fund
      Oppenheimer International Bond Fund     Oppenheimer Total Return Bond Fund
      Oppenheimer International Growth Fund   Limited Term New York Municipal Fund
      Oppenheimer International Small
      Company Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.

o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
   o  Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.

o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
      Reserves or Oppenheimer Limited-Term Government Fund.  Only
      participants in certain retirement plans may purchase shares of
      Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer
      Capital Preservation Fund.

o     Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or
      Class A shares of Oppenheimer Cash Reserves.
   Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund and
      Oppenheimer Select Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
   Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
   Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the
      Distributor of eligibility for this privilege at the time the shares of
      Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
   National Municipals and Rochester Fund Municipals) acquired by exchange of
   Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
   Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer
   Senior Floating Rate Fund acquired in the exchange. The Class A shares of
   Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior
   Floating Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
   Market Fund, Inc. acquired by exchange of Class A shares of any
   Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b)
   plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and its shareholders.

      The tax  discussion in the  Prospectus  and this Statement of Additional
Information  is based on tax law in effect on the date of the  Prospectus  and this Statement of Additional  Information.  Those laws and  regulations may be changed by legislative,  judicial,  or administrative  action,  sometimes with
retroactive  effect.   State  and  local  tax  treatment  of  ordinary  income
dividends and capital gain dividends from regulated  investment  companies may differ from the treatment  under the Internal  Revenue Code  described  below.
Potential  purchasers  of shares of the Fund are  urged to  consult  their tax advisers with  specific  reference to their own tax  circumstances  as well as
the  consequences  of  federal,   state  and  local  tax  rules  affecting  an
investment in the Fund.

      Qualification as a Regulated Investment Company.  The Fund has elected to be taxed as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, other taxable ordinary income net of expenses), and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses)
that it distributes to shareholders.  That qualification enables the Fund to
"pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the
Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

      Excise  Tax  on  Regulated  Investment  Companies.  Under  the  Internal
Revenue Code, by December 31 each year,  the Fund must  distribute  98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year  through  October 31 of the current  year.  If it does not, the
Fund must pay an excise tax on the amounts not  distributed.  It is  presently anticipated  that  the  Fund  will  meet  those  requirements.  To  meet  this requirement,  in certain circumstances the Fund might be required to liquidate portfolio  investments to make  sufficient  distributions  to avoid excise tax liability.  However,  the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of  shareholders  for the Fund not to make such  distributions at the required levels and to pay the excise  tax on the  undistributed  amounts.  That  would  reduce the amount of income or capital gains available for distribution to shareholders.

      Taxation of Fund Distributions.  The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year.  Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders.  Long-term capital gains distributions are not eligible for the deduction.  The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less.  To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate.  If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of the gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source.
The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions  by the Fund will be treated in the manner described above regardless  of whether the  distributions  are paid in cash or  reinvested  in additional shares of the Fund (or of another fund).  Shareholders  receiving a distribution  in the form of additional  shares will be treated as receiving a distribution  in an  amount  equal to the  fair  market  value  of the  shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 30% (29% for payments after December 31, 2003) or ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification
                                            --------
number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in
March of each year.

      If the ordinary income dividends from the Fund are effectively
                                                     ---
connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.

      If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of
30% (29% for payments after December 31, 2003) on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. KPMG LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the
Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

================================================================================

The Board of Trustees and  Shareholders  of  Oppenheimer  Concentrated  Growth
Fund:
We have audited the accompanying statement of assets and liabilities of
Oppenheimer Concentrated Growth Fund, including the statement of investments, as of October 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period from April 27, 2001
(inception of offering) to October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance  with  auditing  standards  generally accepted in the United States of America.  Those standards  require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial statements. Our procedures included confirmation of securities  owned as of October 31, 2002, by  correspondence  with the custodian and brokers or by other  appropriate  auditing  procedures  where  replies  from brokers were not  received.  An audit also  includes  assessing  the  accounting principles  used  and  significant  estimates  made  by  management,  as well as evaluating the overall financial statement presentation.

     We believe that our audits provide a reasonable  basis for our opinion.  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects,  the financial position of Oppenheimer
Concentrated  Growth Fund as of October 31, 2002,  the results of its operations for the year then  ended,  and the  changes in its net assets and the  financial highlights for the year then ended and the period from April 30, 2001 (inception of offering) to October 31,  2001,  in  conformity  with  accounting  principles generally accepted in the United States of America.

/s/KPMG LLP
------------
 KPMG LLP

 Denver, Colorado
 November 21, 2002

STATEMENT OF INVESTMENTS

                                               Market Value
                                      Shares     See Note 1
-----------------------------------------------------------
 Common Stocks--88.4%
-----------------------------------------------------------
 Consumer Discretionary--17.5%
-----------------------------------------------------------
 Automobiles--5.7%
 Harley-Davidson, Inc.                 5,250     $  274,575
-----------------------------------------------------------
 Multiline Retail--11.8%
 Costco Wholesale Corp. 1              6,000        203,580
-----------------------------------------------------------
 Kohl's Corp. 1                        3,500        204,575
-----------------------------------------------------------
 Wal-Mart Stores, Inc.                 3,000        160,650
                                                 ----------
                                                    568,805

-----------------------------------------------------------
 Consumer Staples--6.4%
-----------------------------------------------------------
 Beverages--1.8%
 PepsiCo, Inc.                         2,000         88,200
-----------------------------------------------------------
 Food & Drug Retailing--4.6%
 Walgreen Co.                          6,600        222,750
-----------------------------------------------------------
 Financials--10.7%
-----------------------------------------------------------
 Diversified Financials--10.7%
 Freddie Mac                           3,800        234,004
-----------------------------------------------------------
 SLM Corp.                             2,750        282,535
                                                 ----------
                                                    516,539

-----------------------------------------------------------
 Health Care--37.5%
-----------------------------------------------------------
 Biotechnology--3.8%
 Amgen, Inc. 1                         4,000        186,240
-----------------------------------------------------------
 Health Care Equipment & Supplies--5.6%
 Medtronic, Inc.                       6,000        268,800
-----------------------------------------------------------
 Health Care Providers & Services--16.2%
 Cardinal Health, Inc.                 4,200        290,682
-----------------------------------------------------------
 HCA, Inc.                             4,000        173,960
-----------------------------------------------------------
 Tenet Healthcare Corp. 1              4,700        135,125
-----------------------------------------------------------
 UnitedHealth Group, Inc.              2,000        181,900
                                                 ----------
                                                    781,667

-----------------------------------------------------------
 Pharmaceuticals--11.9%
 Forest Laboratories, Inc. 1           2,200        215,578
-----------------------------------------------------------
 Johnson & Johnson                     4,000        235,000
-----------------------------------------------------------
 Pfizer, Inc.                          3,900        123,903
                                                 ----------
                                                    574,481

-----------------------------------------------------------
  Information Technology--16.3%
-----------------------------------------------------------
  Computers & Peripherals--10.7%
  Dell Computer Corp. 1                9,000        257,490
-----------------------------------------------------------
 International Business Machines Corp. 3,300        260,502
                                                 ----------
                                                    517,992

-----------------------------------------------------------
 Software--5.6%
 Microsoft Corp. 1                     5,000        267,350
                                                 ----------
 Total Common Stocks (Cost $4,373,966)            4,267,399

                                               Market Value
                                      Shares     See Note 1
-----------------------------------------------------------
 Other Securities--3.8%
 Nasdaq-100 Unit Investment Trust 1
 (Cost $175,556)                       7,500     $  184,125

                                   Principal
                                      Amount
-----------------------------------------------------------
 Joint Repurchase Agreements--4.8% Undivided interest of
 0.06% in joint repurchase  agreement (Market Value
 $371,794,000) with Banc One Capital Markets, Inc.,  1.85%,
 dated 10/31/02, to be repurchased at  $230,012 on 11/1/02,
 collateralized by  U.S. Treasury Nts., 3.25%, 12/31/03,
 with a value of $136,423,268,  U.S. Treasury Bonds, 2.125%,
 10/31/04, with a  value of $145,203,510 and  U.S. Treasury
 Bills, 12/26/02, with a  value of $97,874,253
 (Cost $230,$00)                    $230,000        230,000

-----------------------------------------------------------
 Total Investments, at Value
 (Cost $4,779,522)                      97.0%     4,681,524
-----------------------------------------------------------
 Other Assets Net of Liabilities         3.0        142,970
                                       --------------------
 Net Assets                            100.0%    $4,824,494
                                       ====================

Footnotes to Statement of Investments
1. Non-income producing security.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2002

================================================================================

 Assets

 Investments, at value (cost $4,779,522)--see accompanying
statement                               $4,681,524
--------------------------------------------------------------------------------

Cash
967
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments
sold
177,780
 Interest and
dividends

 Other
                                                                        1,062

----------
 Total assets
                                4,861,415

================================================================================
 Liabilities

 Payables and other liabilities:
 Investments purchased
                                               24,434
 Shareholder
reports

 Trustees'
compensation
               31
 Transfer and shareholder servicing agent
fees                                                             13

Other
11,763

----------
 Total
liabilities
36,921

================================================================================
 Net
Assets
$4,824,494

          ==========

================================================================================
 Composition of Net Assets

 Paid-in
capital
   $7,567,254
--------------------------------------------------------------------------------
 Accumulated net investment
loss
(4)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investment
transactions                                          (2,644,758)
--------------------------------------------------------------------------------
 Net unrealized depreciation on
investments                                                           (97,998)

        ----------
 Net
Assets
$4,824,494

==========

================================================================================
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
$4,824,494 and 760,642
 shares of beneficial interest
outstanding)                                                             $6.34
 Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)        $6.73

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2002

=========================================================================
 Investment Income

 Dividends (net of foreign withholding taxes of $880)         $    26,586
-------------------------------------------------------------------------
 Interest                                                          15,268
                                                              -----------
 Total investment income                                           41,854

=========================================================================
 Expenses

 Management fees                                                   45,448
-------------------------------------------------------------------------
 Legal, auditing and other professional fees                       26,618
-------------------------------------------------------------------------
 Distribution and service plan fees--Class A                       15,123
-------------------------------------------------------------------------
 Shareholder reports                                                2,020
-------------------------------------------------------------------------
 Trustees' compensation                                               247
-------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                         90
-------------------------------------------------------------------------
 Custodian fees and expenses                                           13
-------------------------------------------------------------------------
 Other                                                              5,339
                                                              -----------
 Total expenses                                                    94,898
 Less reduction to custodian expenses                                 (13)
 Less reduction to excess expenses                                (15,123)
                                                              -----------
 Net expenses                                                      79,762

=========================================================================
 Net Investment Loss                                              (37,908)

=========================================================================
 Realized and Unrealized Gain (Loss)

 Net realized loss on investments                              (2,267,119)
-------------------------------------------------------------------------
 Net change in unrealized appreciation on investments             657,286
                                                              -----------
 Net realized and unrealized loss                              (1,609,833)

=========================================================================
 Net Decrease in Net Assets Resulting from Operations         $(1,647,741)
                                                              ===========

 See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended October 31, 2002          2001 1
================================================================================
  Operations

 Net investment income (loss)
                      $   (37,908)    $        58
--------------------------------------------------------------------------------
 Net realized loss
                       (2,267,119)       (377,639)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)
                           657,286        (755,284)

---------------------------
 Net decrease in net assets resulting from operations
                         (1,647,741)     (1,132,865)

================================================================================
 Beneficial Interest Transactions

 Net increase in net assets resulting from beneficial interest transactions:
 Class
A
4,106       7,500,994

================================================================================
 Net Assets

 Total increase
(decrease)
(1,643,635)      6,368,129
--------------------------------------------------------------------------------
 Beginning of
period
6,468,129         100,000 2

                          ---------------------------
 End of period [including accumulated net investment income (loss) of $(4)
and $58, respectively]   $ 4,824,494      $6,468,129

                          ===========================

1. For the period from April 27, 2001 (inception of offering) to October 31,
2001.
2. Reflects the value of the Manager's of the initial seed money investment at
April 23, 2001.

 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest
were as follows:

                                         Year Ended October 31, 2002
Period Ended October 31, 2001 1
                                            Shares
Amount              Shares            Amount
--------------------------------------------------------------------------------

 Class A
 Sold                                          535           $
4,199             750,117       $ 7,500,994
 Redeemed                                      (10)
(93)                 --                --

-------------------------------------------------------------
 Net increase                                  525
$4,106             750,117        $7,500,994

=============================================================

 1. For the period from April 27, 2001 (inception of offering) to October 31,
 2001.

                                  Appendix A

                           Industry Classifications
                           ------------------------

Aerospace & Defense                Household Durables
Air Freight & Couriers             Household Products
Airlines                           Industrial Conglomerates
Auto Components                    Insurance
Automobiles                        Internet & Catalog Retail
Banks                              Internet Software & Services
Beverages                          Information Technology Consulting &
                                   Services
Biotechnology                      Leisure Equipment & Products
Building Products                  Machinery
Chemicals                          Marine
Commercial Services & Supplies     Media
Communications Equipment           Metals & Mining
Computers & Peripherals            Multiline Retail
Construction & Engineering         Multi-Utilities
Construction Materials             Office Electronics
Containers & Packaging             Oil & Gas
Distributors                       Paper & Forest Products
Diversified Financials             Personal Products
Diversified Telecommunication      Pharmaceuticals
Services
Electric Utilities                 Real Estate
Electrical Equipment               Road & Rail
Electronic Equipment & Instruments Semiconductor Equipment & Products
Energy Equipment & Services        Software
Food & Drug Retailing              Specialty Retail
Food Products                      Textiles & Apparel
Gas Utilities                      Tobacco
Health Care Equipment & Supplies   Trading Companies & Distributors
Health Care Providers & Services   Transportation Infrastructure
Hotels Restaurants & Leisure       Water Utilities
                                   Wireless Telecommunication Services

                                  Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares5 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.6  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans7
         4) Group Retirement Plans8
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

 Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."9 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or

         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &

            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").

         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.

|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.

|_]  Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans  (including,  for example,  plans  qualified  or created  under sections  401(a),  401(k),  403(b) or 457 of the Internal Revenue Code), in
     each case if those  purchases  are made  through  a broker,  agent or other
     financial   intermediary  that  has  made  special  arrangements  with  the
     Distributor for those purchases.

|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
      Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|   Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
      To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).

|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.10
         5) Under a Qualified Domestic Relations Order, as defined in the

            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.

         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.11
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.

      For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
      For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                        Funds

--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.

|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.

|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class
         C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class
         N shares of one or more Oppenheimer funds.
|_|   Distributions12 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal

            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.

         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.13
         5) To make distributions required under a Qualified Domestic

            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.

         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.14
         9) On account of the participant's separation from service.15
         10)      Participant-directed redemptions to purchase shares of a

            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.

         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
      Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

  Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
            Funds Who Were Shareholders of Former Quest for Value Funds
------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:

   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest Global
   Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:

      acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
      purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------

                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

         Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:

         withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
         liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

        Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

      Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other

            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and

         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:

         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:

   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

   Special Reduced Sales Charge for Former Shareholders of Advance America
                                    Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

      Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Concentrated Growth Fund

Investment Adviser
      OppenheimerFunds, Inc.
      498 Seventh Avenue
      New York, New York  10018

Distributor
      OppenheimerFunds Distributor, Inc.
      498 Seventh Avenue
      New York, New York  10018

Transfer Agent
      OppenheimerFunds Services

      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL.OPP (225.5677)

Custodian Bank

      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Auditors
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
      Mayer, Brown, Rowe & Maw
      1675 Broadway
      New York, New York 10019-5820

PX0715.0203

                     OPPENHEIMER CONCENTRATED GROWTH FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. - Exhibits
-------------------

(a)   (i)  Declaration  of Trust dated July 27,  2000:  Previously  filed with
Registrant's Initial Registration Statement,  8/11/00, and incorporated herein by reference.

      (ii)  Amendment  No. 1 to  Declaration  of Trust dated October 30, 2000:
Previously filed with Registrant's  Pre-Effective Amendment No. 2, 3/9/01, and
incorporated herein by reference.

      (iii)  Amendment No. 2 to  Declaration of Trust dated February 23, 2001:
Previously filed with Registrant's  Pre-Effective Amendment No. 2, 3/9/01, and
incorporated herein by reference.

      (iv)  Amendment  No. 3 to  Declaration  of Trust dated  March 15,  2001:
Previously  filed with  Registrant's  Pre-Effective  Amendment No. 3, 4/19/01, and incorporated herein by reference.

      (v) Amendment No. 4 to Declaration of Trust dated August 1, 2002:  Filed herewith.

(b)   By-Laws:  Previously filed with Registrant's Pre-Effective Amendment No.
2, 3/9/01, and incorporated herein by reference.

(c)   (i)  Specimen  Class  A  Share   Certificate:   Previously   filed  with
Registrant's  Pre-Effective  Amendment No. 4, 2/28/02, and incorporated herein by reference.

      (ii)  Specimen  Class  B  Share   Certificate:   Previously  filed  with
Registrant's  Pre-Effective  Amendment No. 4, 2/28/02, and incorporated herein by reference.

      (iii)  Specimen  Class  C  Share  Certificate:   Previously  filed  with
Registrant's  Pre-Effective  Amendment No. 4, 2/28/02, and incorporated herein by reference.

      (iv)  Specimen  Class  N  Share   Certificate:   Previously  filed  with
Registrant's  Pre-Effective  Amendment No. 4, 2/28/02, and incorporated herein by reference.

      (v)  Specimen  Class  Y  Share   Certificate:   Previously   filed  with
Registrant's  Pre-Effective  Amendment No. 4, 2/28/02, and incorporated herein by reference.

(d)   Form  of   Investment   Advisory   Agreement:   Previously   filed  with
Registrant's  Pre-Effective  Amendment No. 2, 3/9/01, and incorporated  herein by reference.

(e)   (i) Form of  General  Distributor's  Agreement:  Previously  filed  with
Registrant's  Pre-Effective  Amendment No. 2, 3/9/01, and incorporated  herein by reference.

      (ii)  Form of Dealer Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iii) Form of Broker Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

(iv)  Form  of  Agency  Agreement  of  OppenheimerFunds   Distributor,   Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

(v)   Form of Trust Company Fund/SERV Purchase  Agreement of  OppenheimerFunds
Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(vi)  Form of Trust Company Agency Agreement of OppenheimerFunds  Distributor,
Inc.:   Previously  filed  with   Post-Effective   Amendment  No.  45  to  the
Registration  Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),
10/26/01, and incorporated herein by reference.

(f)   Amended and Restated Retirement Plan for Non-Interested Trustees or
Directors dated 8/9/01: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund
(Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

      (g)                             (i) Amendment  dated December 6, 2002 to
the Global Custodial  Services  Agreement dated May 3, 2001 between Registrant and Citibank,  N.A.: Previously filed with the Initial Registration  Statement of Oppenheimer Total Return Bond Fund (Reg. No. 333-101878), 12/16/02, and
incorporated herein by reference.

      (ii) Amendment dated August 28, 2002 to the Global Custodial Services
Agreement dated May 3, 2001 between Registrant and Citibank, N.A.: Previously filed with Post-Effective Amendment No. 29 to the Registration Statement of
Oppenheimer Discovery Fund (Reg. No. 33-371), 11/21/02, and incorporated herein by reference.

      (ii) Global Custodial Services Agreement dated May 3, 2001 between
Registrant and Citibank, N.A.: Previously filed with Post-Effective Amendment
No. 33 to the Registration Statement of Centennial Money Market Trust (Reg.
No. 2-65245), 10/25/01, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel  dated March 19, 2001:  Previously  filed with  Registrant's  Pre-Effective  Amendment No. 3, 4/19/01,  and incorporated herein by reference.

(j)   Independent Auditors' Consent: Filed herewith.

(k)   Not applicable.

(l)   Investment Letter from OppenheimerFunds,  Inc. to Registrant dated April
19, 2001:  Previously filed with Registrant's  Pre-Effective  Amendment No. 3,
4/19/01, and incorporated herein by reference.

(m)   (i) Form of Service Plan and  Agreement  for Class A shares:  Previously
filed  with   Registrant's   Pre-Effective   Amendment  No.  2,  3/9/01,   and
incorporated herein by reference.

      (ii) Form of  Distribution  and Service Plan and  Agreement  for Class B
shares:  Previously  filed with  Registrant's  Pre-Effective  Amendment No. 2,
3/9/01, and incorporated herein by reference.

      (iii) Form of  Distribution  and Service Plan and  Agreement for Class C
shares:  Previously  filed with  Registrant's  Pre-Effective  Amendment No. 2,
3/9/01, and incorporated herein by reference.

      (iv) Form of  Distribution  and Service Plan and  Agreement  for Class N
shares:  Previously  filed with  Registrant's  Pre-Effective  Amendment No. 2,
3/9/01, and incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
10/22/02: Previously filed with Post-Effective Amendment No. 22 to the
Registration Statement of Oppenheimer Global Growth & Income Fund (Reg. No.
33-33799), 11/20/02, and incorporated herein by reference.

(o)   (i) Powers of Attorney for all Trustees/Directors and Principal
Officers except for Joel W. Motley and John V. Murphy (including Certified
Board Resolutions): Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No.
333-44176), 10/5/00, and incorporated herein by reference.

      (ii) Power of Attorney for John Murphy (including Certified Board
Resolution): Previously filed with Post-Effective Amendment No. 41 to the
Registration Statement of Oppenheimer U.S. Government Trust (Reg. No.
2-76645), 10/22/01, and incorporated herein by reference.

      (iii) Power of Attorney for Joel W. Motley (including Certified Board
Resolution): Previously filed with Post-Effective Amendment No. 8 to the
Registration Statement of Oppenheimer International Small Company Fund (Reg.
333-31537), 10/22/02, and incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated May
15, 2002 under Rule 17j-1 of the Investment Company Act of 1940: Previously
filed with Post-Effective Amendment No. 29 to the Registration Statement of
Oppenheimer Discovery Fund (Reg. No. 33-371), 11/21/02, and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund
----------------------------------------------------------------------

None.
Item 25. - Indemnification
--------------------------

Reference is made to the provisions of Article Seven of  Registrant's  Amended and Restated  Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933 may be  permitted to trustees,  officers  and  controlling  persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

-----------------------------------------------------------------------------------

Name and Current Position
with OppenheimerFunds, Inc.  Other Business and Connections During the Past Two
                             Years

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Timothy L. Abbuhl,           None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Amy B. Adamshick,            None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Charles E. Albers,           None
Senior Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Erik Anderson,               None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Janette Aprilante,           As of January 2002: Secretary of OppenheimerFunds,
Vice President & Secretary   Distributor, Inc., Centennial Asset Management
                             Corporation, Oppenheimer Partnership Holdings, Inc.,
                             Oppenheimer Real Asset Management, Inc., Shareholder
                             Financial Services, Inc., Shareholder Services,
                             Inc.; Assistant Secretary of HarbourView Asset
                             Management Corporation, OFI Private Investments,
                             Inc., Oppenheimer Trust Company and OFI
                             Institutional Asset Management, Inc.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Patricia Avelino,            None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Hany S. Ayad,                None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Victor W. Babin,             None
Senior Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Bruce L. Bartlett,           None
Senior Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

John Michael Banta,          None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Joanne Bardell,              None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Lerae A. Barela,             None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

George Batejan,              None
Executive Vice President/
Chief Information Officer

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Mark Bartling,               None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Kevin Baum,                  None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Jeff Baumgartner,            None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Connie Bechtolt,             None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Robert Behal                 Assistant Vice President of HarbourView Asset
Assistant Vice President     Management Corporation. Formerly.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Kathleen Beichert,           Vice President of OppenheimerFunds Distributor, Inc.
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Gerald Bellamy,              None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Erik S. Berg,                None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Victoria Best,               None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Rajeev Bhaman,               None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Craig Billings,              Formerly President of Lorac Technologies, Inc. (June
Assistant Vice President     1997-July 2001).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Mark Binning,                None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Robert J. Bishop,            None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Tracey Blinzer,              None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

John R. Blomfield,           None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Chad Boll,                   None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Kevin Bonner,                Formerly Manager, Sales Support for Prudential
Vice President               Insurance Company (August 1995-September 2001).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Robert Bonomo,               None
Senior Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Lowell Scott Brooks,         Vice President of OppenheimerFunds Distributor, Inc.
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Richard Buckmaster,          None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Paul Burke,                  None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Mark Burns,                  Formerly a Marketing Manager with Alliance Capital
Assistant Vice President     Management (October 1999-April 2001).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Bruce Burroughs              None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Claudia Calich,              None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Michael A. Carbuto,          None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Debra Casey,                 None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Ronald G. Chibnik,           Formerly Director of technology for Sapient
Assistant Vice President     Corporation (July, 2000-August 2001); software
                             architect for Sapient Corporation (March 1997-July
                             2000).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Brett Clark,                 None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

H.C. Digby Clements,         None
Vice President: Rochester
Division

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Peter V. Cocuzza,            None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Laura Coulston,              None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Julie C. Cusker,             None
Assistant Vice President:
Rochester Division

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

George Curry,                None.
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

John Damian,                 Formerly senior analyst/director for Citigroup Asset
Vice President               Management (November 1999-September 2001).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

O. Leonard Darling,          Chairman of the Board and a director (since June
Vice   Chairman,   Executive 1999) and Senior Managing Director (since December
                             1998) ofiHarbourView Asset Management Corporation; a
President, Chief Investment  director (since July 2001) of Oppenheimer
Officer & Director           Acquisition Corp.; a director (since March 2000) of
                             OFI Private Investments, Inc.; Chairman of the
                             Board, Senior Managing Director and director (since
                             February 2001) of OFI Institutional Asset
                             Management, Inc.; Trustee (since 1993) of Awhtolia
                             College - Greece.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

John M. Davis,               Assistant Vice President of OppenheimerFunds
Assistant Vice President     Distributor, Inc.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Ruggero de'Rossi,            Vice President of HarbourView Asset Management
Vice President               Corporation.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Craig P. Dinsell,            None
Executive Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Randall C. Dishmon,          Formerly an Associate with Booz Allen & Hamilton
Assistant Vice President     (1998-June 2001).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Rebecca K. Dolan             None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Steven D. Dombrower,         Vice President of OppenheimerFunds Distributor, Inc.
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Bruce C. Dunbar,             None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Richard Edmiston,            None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Daniel R. Engstrom,          None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Armand B. Erpf,              None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

James Robert Erven           Formerly an Assistant Vice President/Senior Trader
Assistant Vice President     with Morgan Stanley Investment Management
                             (1999-April 2002).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

George R. Evans,             None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Edward N. Everett,           None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Kathy Faber,                 None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

David Falicia,               None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Scott T. Farrar,             Vice President of OFI Private Investments, Inc.
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Katherine P. Feld,           Vice President of OppenheimerFunds, Distributor,
Vice    President,    Senior Inc.; Vice President, Assistant Secretary and
Counsel                      Director of Centennial Asset Management Corporation;
                             Vice President of Oppenheimer Real Asset Management,
                             Inc.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Emmanuel Ferreira,           Formerly a portfolio manager with Lashire
Vice President               Investments (July 1999-December 2002).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Ronald H. Fielding,          Vice President of OppenheimerFunds Distributor,
Senior Vice President;       Inc.; Director of ICI Mutual Insurance Company;
Chairman: Rochester Division Governor of St. John's College; Chairman of the
                             Board of Directors of International Museum of
                             Photography at George Eastman House.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Brian Finley,                None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

John Forrest,                None
Senior Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

J. Hayes Foster,             None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

P. Lyman Foster,             Senior Vice President of OppenheimerFunds
Senior Vice President        Distributor, Inc.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

David Foxhoven,              Assistant Vice President of OppenheimerFunds Legacy
Assistant Vice President     Program.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Colleen M. Franca,           None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Crystal French,              None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Hazem Gamal,                 None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Dan P. Gangemi,              None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Dan Gagliardo,               Formerly an Assistant Vice President with Mitchell
Assistant Vice President     Hutchins (January 2000-October 2000).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Subrata Ghose,               None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Charles W. Gilbert,          None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Alan C. Gilston,             None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Sharon M. Giordano-Auleta,   None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Jill E. Glazerman,           None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Paul M. Goldenberg,          None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Mike Goldverg,               None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Bejamin J. Gord,             Vice President of HarbourView Asset Management
Vice President               Corporation. Formerly Executive Director with Miller
                             Anderson Sherrerd, a division of Morgan Stanley
                             Investment Management. (April 1992-March 2002).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Laura Granger,               None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Robert Grill,                None
Senior Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Satish Gupta,                None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Robert Guy,                  None
Senior Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

David Hager,                 None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Robert Haley,                None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Marilyn Hall,                None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Ping Han,                    None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Kelly Haney,                 None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Neil Hanson,                 None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shari Harley,                None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Steve Hauenstein,            None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Thomas B. Hayes,             None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Saba Hekmat,                 Formerly Director, Credit Research Analyst at
Assistant Vice President     MetLife Investments (July 1996-October 2002).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Michael Henry,               None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Catherine Heron,             None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Dennis Hess,                 None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Dorothy F. Hirshman,         None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Daniel Hoelscher,            None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Scott T. Huebl,              Assistant Vice President of OppenheimerFunds Legacy
Vice President               Program.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Margaret Hui,                None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

John Huttlin,                None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Edward Hrybenko,             None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

James G. Hyland,             None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Steve P. Ilnitzki,           None
Senior Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Kathleen T. Ives,            Vice President of OppenheimerFunds Distributor,
Vice President & Assistant   Inc.; Vice President and Assistant Secretary of
Counsel                      Shareholder Services, Inc.; Assistant Secretary of
                             OppenheimerFunds Legacy Program and Shareholder
                             Financial Services, Inc.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

William Jaume,               Senior Vice President and Chief Compliance Officer
Vice President               (since April 2000) of HarbourView Asset Management
                             Corporation; and of OFI Institutional Asset
                             Management, Inc. (since February 2001).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Frank V. Jennings,           None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

John Jennings,               None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

John Michael Johnson,        Formerly Vice President, Senior Analyst/Portfolio
Assistant Vice President     Manager at Aladdin Capital Holdings Inc. (February
                             2001-May 2002) prior to which he was Vice President
                             and Senior Analyst at Merrill Lynch Investment
                             Managers (October 1996-February 2001).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Lewis A. Kamman,             None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Charles Kandilis,            Formerly managing director of Kandilis Capital
Assistant Vice President     Management (September 1993-August 2002); CFO of
                             Kandi Corp. (October 1989-August 1993).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Jennifer E. Kane,            None.
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Lynn O. Keeshan,             None
Senior Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Thomas W. Keffer,            None
Senior Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Cristina J. Keller,          Vice President of OppenheimerFunds Distributor, Inc.
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Michael Keogh,               None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Garrett K. Kolb,             None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Walter G. Konops,            None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Avram D. Kornberg,           None
Senior Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

James Kourkoulakos,          None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Brian Kramer,                None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Tracey Lange,                None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

John Latino,                 Formerly a Senior Trader/Portfolio Engineer at
Assistant Vice President     Jacobs Levy Equity Management (June 1996-August
                             2002)..

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Guy E. Leaf,                 Formerly a Vice President of Merrill Lynch (January
Vice President               2000-September 2001).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Christopher M. Leavy,        None
Senior Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Dina C. Lee,                 None
Assistant Vice President &
Assistant Counsel

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Dana Lehrer,                 None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Laura Leitzinger,            Vice President of Shareholder Financial Services,
Vice President               Inc.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Michael S. Levine,           None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Gang Li,                     None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shanquan Li,                 None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Mitchell J. Lindauer,        None
Vice President & Assistant
General Counsel

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Bill Linden,                 None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Malissa B. Lischin,          Assistant Vice President of OppenheimerFunds
Assistant Vice President     Distributor, Inc.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Reed Litcher,                None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

David P. Lolli,              None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Daniel G. Loughran           None
Vice President: Rochester
Division

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Patricia Lovett,             Vice President of Shareholder Financial Services,
Vice President               Inc. and Senior Vice President of Shareholder
                             Services, Inc.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Steve Macchia,               None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Michael Magee,               None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Jerry Madzij,                None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Angelo G. Manioudakis        Senior Vice President of HarbourView Asset
Senior Vice President        Management Corporation. Formerly Executive Director
                             and portfolio manager for Miller, Anderson &
                             Sherrerd, a division of Morgan Stanley Investment
                             Management (August 1993-April 2002).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Marianne Manzolillo,         None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

LuAnn Mascia,                None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Philip T. Masterson,         None
Vice President & Assistant
Counsel

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Elizabeth McCormack,         Assistant Secretary of HarbourView Asset Management
Assistant Vice President     Corporation.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Charles L. McKenzie,         Senior Vice President of HarbourView Asset
Senior Vice President        Management Corporation and OFI Institutional Asset
                             Management Corporation.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Joseph McGovern,             None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Lisa Migan,                  None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Andrew J. Mika,              None
Senior Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Joy Milan,                   None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Denis R. Molleur,            None
Vice   President   &  Senior
Counsel

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Nikolaos D. Monoyios,        None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Charles Moon,                Vice President of HarbourView Asset Management
Vice President               Corporation. Formerly an Executive Director and
                             Portfolio Manager with Miller Anderson & Sherrerd, a
                             division of Morgan Stanley Investment Management
                             (June 1999-March 2002).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Stacey Morrell,              None
Vice President

-----------------------------------------------------------------------------------

C-18

-----------------------------------------------------------------------------------

John Murphy,                 Director of OppenheimerFunds Distributor, Inc.,
Chairman, President, Chief   Centennial Asset Management Corporation, HarbourView
Executive Officer & Director Asset Management Corporation, OFI Private
                             Investments, Inc., OFI Institutional Asset
                             Management, Inc. and Tremont Advisers, Inc.;
                             Director (Class A) of Trinity Investments Management
                             Corporation; President and Director of Oppenheimer
                             Acquisition Corp., Oppenheimer Partnership Holdings,
                             Inc., Oppenheimer Real Asset Management, Inc.;
                             Chairman and Director of Shareholder Financial
                             Services, Inc. and Shareholder Services, Inc.;
                             Executive Vice President of MassMutual Life
                             Insurance Company; director of DLB Acquisition Corp.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Thomas J. Murray,            None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Kenneth Nadler,              None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Christina Nasta,             None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

David Negri,                 Senior Vice President of HarbourView Asset
Senior Vice President        Management Corporation.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Richard Nichols,             None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Barbara Niederbrach,         None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

William Norman,              None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Raymond C. Olson,            Assistant Vice President and Treasurer of
Assistant Vice President     OppenheimerFunds Distributor, Inc.; Treasurer of
                             Centennial Asset Management Corporation.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Frank J. Pavlak,             None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

David P. Pellegrino,         None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Allison C. Pells,            None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Susan Pergament,             None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Brian Petersen,              None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

James F. Phillips,           None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Gary Pilc,
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Peter E. Pisapia,            Formerly, Associate Counsel at SunAmerica Asset
Assistant Vice President &   Management Corp. (December 2000-December 2002).
Assistant Counsel

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Raghaw Prasad,               Formerly Associate Vice President with Prudential
Assistant Vice President     Securities New York (January 2001-November 2001)
                             prior to which he was a Director/Analytics with
                             Prudential Investments New Jersey (April
                             1997-November 2001).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Jane C. Putnam,              None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Michael E. Quinn,            None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Heather Rabinowitz,          None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Julie S. Radtke,             None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Norma J. Rapini,             None
Assistant Vice President:
Rochester Division

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Thomas P. Reedy,             Vice President (since April 1999) of HarbourView
Vice President               Asset Management Corporation.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Brian N. Reid,               Formerly an Assistant Vice President with Eaton
Assistant Vice President     Vance Management (January 2000-January 2002).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Marc Reinganum,              Formerly (until August 2002) Vaughn Rauscher Chair
Vice President               in Financial Investments and Director, Finance
                             Institute of Southern Methodist University, Texas.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Kristina Richardson,         None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Claire Ring,                 None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

David Robertson,             Senior Vice President of OppenheimerFunds
Senior Vice President        Distributor, Inc.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Rob Robis,                   None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Antoinette Rodriguez,        None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Stacey Roode,                Formerly, Assistant Vice President of Human
Vice President               Resources of OFI (200-July 2002)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Jeffrey S. Rosen,            None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Richard H. Rubinstein,       None
Senior Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

James H. Ruff,               President and Director of OppenheimerFunds
Executive Vice President     Distributor, Inc. and Centennial Asset Management
                             Corporation; Executive Vice President of OFI Private
                             Investments, Inc.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Andrew Ruotolo               Director, Treasurer and Chief Financial Officer of
Executive   Vice   President Oppenheimer Acquisition Corp.; President and
and Director                 director of Shareholder Services, Inc. and
                             Shareholder Financial Services, Inc.; Director
                             (Class A) of Trinity Investment Management
                             Corporation; Chairman of the Board, Chief Executive
                             Officer, President and Director or OFI Trust Company.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Rohit Sah,                   None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Valerie Sanders,             None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Karen Sandler,               None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Tricia Scarlata,             Formerly, Marketing Manager of OppenheimerFunds,
Assistant Vice President     Inc. (April 2001-August 2002); Client Service
                             Support Manager for Sanford C. Bernstein (December
                             1999-April 2001)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Rudi Schadt,                 Formerly a consultant for Arthur Andersen (August
Vice President               2001-February 2002); director, senior quantitative
                             analyst at Brinson Partners (September 2000,April
                             2001).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Jeffrey R. Schneider,        None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Ellen P. Schoenfeld,         None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Maria Schulte,               None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

David Schultz,               Chief Executive Officer, President & Senior Managing
Senior Vice President        Director & Director of OFI Institutional Asset
                             Management, Inc. and HarbourView Asset Management
                             Corporation; Director (Class A) and Chairman of
                             Trinity Investment Management Corporation; Director
                             of Oppenheimer Trust Company.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Scott A. Schwegel,           None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Allan P. Sedmak              None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Jennifer L. Sexton,          Vice President of OFI Private Investments, Inc.
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Martha A. Shapiro,           None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Navin Sharma,                Formerly, Manager at BNP Paribas Cooper Neff
Vice President               Advisors (May 2001-April 2002) prior to which he was
                             Development Manager at Reality Online/Reuters
                             America Inc. (June 2000-May 2001).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Steven J. Sheerin,           Formerly consultant with Pricewaterhouse Coopers
Vice President               (November 2000-May 2001).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Bonnie Sherman,              None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

David C. Sitgreaves,         None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Edward James Sivigny         Formerly a Director for ABN Amro Securities (July
Assistant Vice President     2001-July 2002) prior to which he was Associate
                             Director for Barclays Capital (1998-July 2001).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Enrique H. Smith,            Formerly a business analyst with Goldman Sachs
Assistant Vice President     (August 1999-August 2001).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Richard A. Soper,            None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Louis Sortino,               None
Assistant Vice President:
Rochester Division

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Keith J. Spencer,            None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Marco Antonio Spinar,        Formerly, Director of Business Operations at AOL
Assistant Vice President     Time Warner, AOL Time Warner Book Group (June
                             2000-December 2001).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Richard A. Stein,            None
Vice President: Rochester
Division

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Arthur P. Steinmetz,         Senior Vice President of HarbourView Asset
Senior Vice President        Management Corporation.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Jayne M. Stevlingson,        None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Gregory J. Stitt,            None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

John P. Stoma,               Senior Vice President of OppenheimerFunds
Senior Vice President        Distributor, Inc.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Wayne Strauss,               None
Assistant Vice President:
Rochester Division

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Michael Stricker,            None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Deborah A. Sullivan,         Since December 2001, Secretary of Oppenheimer Trust
Assistant Vice President,    Company.
Assistant Counsel

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Mary Sullivan,               None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Kevin L. Surrett,            None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Michael Sussman,             None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Susan B. Switzer,            None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Anthony A. Tanner,           None
Vice President: Rochester
Division

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Martin Telles,               None
Senior Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Paul Temple,                 Formerly a Vice President of Merrill Lynch (October
Vice President               2001-January 2002) prior to which he was a Vice
                             President with OppenheimerFunds, Inc. (May
                             2000-October 5, 2001).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Vincent Toner,               None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Eamon Tubridy,               None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Keith Tucker,                None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

James F. Turner,             Formerly portfolio manager for Technology Crossover
Vice President               Ventures (May 2000-March 2001).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Cameron Ullyat,              None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Angela Utaro,                None
Assistant Vice President:
Rochester Division

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Tanya Valency,               None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Mark S. Vandehey,            Vice President of OppenheimerFunds Distributor,
Vice President               Inc., Centennial Asset Management Corporation and
                             Shareholder Services, Inc.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Maureen Van Norstrand,       None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Vincent Vermette,            Assistant Vice President of OppenheimerFunds
Assistant Vice President     Distributor, Inc.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Phillip F. Vottiero,         None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Samuel Sloan Walker,         Vice President of HarbourView Asset Management
Vice President               Corporation.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Teresa M. Ward,              Vice President of OppenheimerFunds Distributor, Inc.
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Jerry A. Webman,             Senior Vice President of HarbourView Asset
Senior Vice President        Management Corporation.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Christopher D. Weiler,       None
Assistant Vice President:
Rochester Division

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Barry D. Weiss,              None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Melissa Lynn Weiss,          Formerly an Associate at Hoguet Newman & Regal, LLP
Vice President               (January 1998-May 2002).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Christine Wells,             None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Joseph J. Welsh,             Vice President of HarbourView Asset Management
Vice President               Corporation.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Diederick Wermolder,         Director of OppenheimerFunds International Ltd.;
Vice President               Senior Vice President (Managing Director of the
                             International Division) of OFI Institutional Asset
                             Management, Inc.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Catherine M. White,          Assistant Vice President of OppenheimerFunds
Assistant Vice President     Distributor, Inc. Formerly, Assistant Vice President
                             with Gruntal & Co. LLC (September 1998 - October
                             2000); member of the American Society of Pension
                             Actuaries (ASPA) since 1995.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

William L. Wilby,            Formerly Senior Vice President of HarbourView Asset
Senior Vice President        Management Corporation (May 1999-July 2002).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Donna M. Winn,               President, Chief Executive Officer and Director of
Senior Vice President        OFI Private Investments, Inc.; Director and
                             President of OppenheimerFunds Legacy Program; Senior
                             Vice President of OppenheimerFunds Distributor, Inc.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Kenneth Winston,             Formerly, principal at Richards & Tierney, Inc.
Senior Vice President        (until June 2001).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Philip Witkower,             None
Senior Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Brian W. Wixted,             Treasurer of HarbourView Asset Management
Senior Vice President and    Corporation; OppenheimerFunds International Ltd.,
Treasurer                    Oppenheimer Partnership Holdings, Inc., Oppenheimer
                             Real Asset Management Corporation, Shareholder
                             Services, Inc., Shareholder Financial Services,
                             Inc., OFI Private Investments, Inc. and OFI
                             Institutional Asset Management, Inc.; Treasurer and
                             Chief Financial Officer of Oppenheimer Trust
                             Company; Assistant Treasurer of Oppenheimer
                             Acquisition Corp. and OppenheimerFunds Legacy
                             Program.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Carol Wolf,                  Serves on the Board of the Colorado Ballet.
Senior Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Kurt Wolfgruber,             Director of Tremont Advisers, Inc. (as of January
Senior Vice President        2002).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Caleb C. Wong,               None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Edward C. Yoensky,           None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Jill Zachman,                None
Vice President: Rochester
Division

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Lucy Zachman,                None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Robert G. Zack               General Counsel and Director of OppenheimerFunds
Senior Vice President and    Distributor, Inc.; General Counsel of Centennial
General Counsel              Asset Management Corporation; Senior Vice President
                             and General Counsel of HarbourView Asset Management
                             Corporation and OFI Institutional Asset Management,
                             Inc.; Senior Vice President, General Counsel and
                             Director of Shareholder Financial Services, Inc.,
                             Shareholder Services, Inc., OFI Private Investments,
                             Inc. and Oppenheimer Trust Company; Vice President
                             and Director of Oppenheimer Partnership Holdings,
                             Inc.; Secretary of OAC Acquisition Corp.; Director
                             and Assistant Secretary of OppenheimerFunds
                             International Ltd.; Director of Oppenheimer Real
                             Asset Management, Inc.; Vice President of
                             OppenheimerFunds Legacy Program.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Neal A. Zamore,              None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Mark D. Zavanelli,           None
Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Alex Zhou,                   None
Assistant Vice President

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Arthur J. Zimmer,            Senior Vice President (since April 1999) of
Senior Vice President        HarbourView Asset Management Corporation.

-----------------------------------------------------------------------------------

The Oppenheimer Funds include the following:
Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer  Limited Term Municipal  Fund (a series of  Oppenheimer  Municipal
Fund)
Oppenheimer Main Street Growth & Income Fund (a series of Oppenheimer Main
   Street Funds, Inc.
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers Capital Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Special Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (10 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Growth & Income Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial   Asset   Management   Corporation,   Centennial   Capital   Corp.,
Oppenheimer Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Partnership Holdings,
Inc.,  Oppenheimer  Acquisition  Corp.,  OFI Private  Investments,  Inc.,  OFI
Institutional  Asset  Management,  Inc. and  Oppenheimer  Trust Company is 498
Seventh Avenue, New York, New York 10018.

The address of Tremont  Advisers,  Inc. is 555 Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration
Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional
Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------

Name & Principal                Position & Office        Position and Office
Business Address                with Underwriter         with Registrant

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan(1)                  Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante(1)            Secretary                None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jason R. Bach                   Vice President           None
3264 Winthrop Cricle
Marietta, GA 30067

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert(1)            Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gabriella Bercze(2)             Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas S. Blankenship          Vice President           None
17011 Woodbark
Spring, TX 77379

---------------------------------------------------------------------------------
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Tracey Blinzler(1)              Assistant Vice President None

---------------------------------------------------------------------------------
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Kevin Bonner(1)                 Vice President           None

---------------------------------------------------------------------------------
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L. Scott Brooks(2)              Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin E. Brosmith               Senior Vice President    None
170 Phillip Court
Lake Bluff, IL 60044

---------------------------------------------------------------------------------
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Jeffrey W. Bryan(2)             Vice President           None

---------------------------------------------------------------------------------
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Susan Burton                    Vice President           None
412 Towne Green Circle
Addison, TX 75001

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Mary Byron             Vice President           None
6 Dahlia Drive
Irvine, CA 92618

---------------------------------------------------------------------------------
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Andrew Chonofsky                Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert A. Coli                  Vice President           None
12 White Tail Lane
Bedminster, NJ 07921

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Crockett(2)             Assistant Vice President None

---------------------------------------------------------------------------------
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Jeffrey D. Damia(2)             Vice President           None

---------------------------------------------------------------------------------
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John Davis(2)                   Assistant Vice President None

---------------------------------------------------------------------------------
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Stephen J. Demetrovits(2)       Vice President           None

---------------------------------------------------------------------------------
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Joseph A. DiMauro               Vice President           None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower(w)             Vice President           None

---------------------------------------------------------------------------------
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George P. Dougherty             Vice President           None
4090 Redbud Circle
Doylestown, PA 18901

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman               Vice President           None
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642

---------------------------------------------------------------------------------
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John Eiler(2)                   Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent M. Elwell                  Vice President           None
35 Crown Terrace
Yardley, PA 19067

---------------------------------------------------------------------------------
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Gregg A. Everett                Vice President           None
7124 Trysail Circle
Tampa, FL 33607

---------------------------------------------------------------------------------
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George R. Fahey                 Vice President           None
9 Townview Court
Flemington, NJ 08822

---------------------------------------------------------------------------------
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Eric C. Fallon                  Vice President           None
10 Worth Circle
Newton, MA 02458

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Katherine P. Feld(2)            Vice President           Assistant Secretary

---------------------------------------------------------------------------------
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Mark J. Ferro(2)                Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding(3)           Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick W. Flynn (1)            Senior Vice President    None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest(2)              Senior Vice President    None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John ("J) Fortuna(2)            Vice President           None

---------------------------------------------------------------------------------
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P. Lyman Foster(2)              Senior Vice President    None

---------------------------------------------------------------------------------
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Luiggino J. Galleto             Vice President           None
10302 Riesling Court
Charlotte, NC 28277

---------------------------------------------------------------------------------
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Michelle M. Gans                Vice President           None
2700 Polk Street, Apt. #9
San Francisco, CA 94109

---------------------------------------------------------------------------------
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Lucio Giliberti                 Vice President           None
6 Cyndi Court
Flemington, NJ 08822

---------------------------------------------------------------------------------
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Raquel Granahan(2)              Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ralph Grant(2)                  Senior Vice President    None

---------------------------------------------------------------------------------
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Michael D. Guman                Vice President           None
3913 Pleasant Avenue
Allentown, PA 18103

---------------------------------------------------------------------------------
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Clifford W. Heidinger           Vice President           None
90 Gates Street
Portsmouth, NH 03801

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillipe D. Hemery              Vice President           None
184 Park Avenue
Rochester, NY 14607

---------------------------------------------------------------------------------
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Elyse R. Jurman Herman          Vice President           None
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062

---------------------------------------------------------------------------------
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Wendy G. Hetson                 Vice President           None
4 Craig Street
Jericho, NY 11753

---------------------------------------------------------------------------------
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Kristen L. Heyburn              Vice President           None
2315 Mimosa Drive #2
Houston, TX 77019

---------------------------------------------------------------------------------
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William E. Hortz(2)             Vice President           None

---------------------------------------------------------------------------------
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Edward Hrybenko(2)              Vice President           None

---------------------------------------------------------------------------------
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Brian F. Husch(2)               Vice President           None

---------------------------------------------------------------------------------
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Richard L. Hymes(2)             Assistant Vice President None

---------------------------------------------------------------------------------
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Kathleen T. Ives(1)             Vice President           Assistant Secretary

---------------------------------------------------------------------------------
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Eric K. Johnson                 Vice President           None
28 Oxford Avenue
Mill Valley, CA 94941

---------------------------------------------------------------------------------
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Mark D. Johnson                 Vice President           None
15792 Scenic Green Court
Chesterfield, MO 63017

---------------------------------------------------------------------------------
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John S. Kavanaugh               Vice President           None
2 Cervantes, Apt. #301
San Francisco, CA 94123

---------------------------------------------------------------------------------
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Christina J. Keller(2)          Vice President           None

---------------------------------------------------------------------------------
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Brian G. Kelly                  Vice President           None
60 Larkspur Road
Fairfield, CT 06430

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh(2)                Vice President           None

---------------------------------------------------------------------------------
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Lisa Klassen(1)                 Assistant Vice President None

---------------------------------------------------------------------------------
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Richard Klein                   Senior Vice President    None
4820 Fremont Avenue So.
Minneapolis, MN 55409

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Knott(2)                Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dean Kopperud(2)                Senior Vice President    None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brent A. Krantz                 Senior Vice President    None
P. O. Box 1313
Seahurst, WA 98062

---------------------------------------------------------------------------------
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David T. Kuzia                  Vice President           None
9697 S. Golden Eagle Dr.
Highlands, CO 80126

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange(2)                 Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul R. LeMire                  Vice President           None

---------------------------------------------------------------------------------
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Dawn Lind                       Vice President           None
21 Meadow Lane
Rockville Centre, NY 11570

---------------------------------------------------------------------------------
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Malissa Lischin(2)              Assistant Vice President None

---------------------------------------------------------------------------------
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James V. Loehle                 Vice President           None
30 Wesley Hill Lane
Warwick, NY 10990

---------------------------------------------------------------------------------
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Montana Low                     Vice President           None

---------------------------------------------------------------------------------
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John J. Lynch                   Vice President           None
5341 Ellsworth
Dallas, TX 75206

---------------------------------------------------------------------------------
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Mark Macken                     Vice President           None
462 Lincoln Avenue
Sayville, NY 11782

---------------------------------------------------------------------------------
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Michael Magee(2)                Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven C. Manns                 Vice President           None
1941 W. Wolfram
Chicago, IL 60657

---------------------------------------------------------------------------------
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Todd A. Marion                  Vice President           None
3 St. Marks Place
Cold Spring Harbor, NY 11724

---------------------------------------------------------------------------------
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LuAnn Mascia(2)                 Assistant Vice President None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Theresa-Marie Maynier           Vice President           None
2421 Charlotte Drive
Charlotte, NC 28203

---------------------------------------------------------------------------------
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Anthony P. Mazzariello          Vice President           None
704 Beaver Road
Leetsdale, PA 15056

---------------------------------------------------------------------------------
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John C. McDonough               Vice President           None
3812 Leland Street
Chevy Chase, MD 20815

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent C. McGowan                 Vice President           None
18424 12th Avenue West
Lynnwood, WA 98037

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Mezzanotte                 Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Moser                    Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy(2)               Director                 President, Principal
                                                         Executive Officer,
                                                         Chairman & Manager

---------------------------------------------------------------------------------
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Wendy Jean Murray               Vice President           None
32 Carolin Road
Upper Montclair, NJ 07043

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta(2)              Assistant Vice President None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin P. Neznek(2)              Vice President           None

---------------------------------------------------------------------------------
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Chad V. Noel                    Vice President           None
2408 Eagleridge Drive
Henderson, NV 89014

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradford Norford                Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raymond C. Olson(1)             Assistant Vice           None
                                President & Treasurer

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Perkes                 Vice President           None
8734 Shady Shore Drive
Frisco, TX 75034

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles K. Pettit               Vice President           None
22 Fall Meadow Drive
Pittsford, NY 14534

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gazell Pettway                  Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elaine Puleo-Carter(2)          Senior Vice President    None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher L. Quinson          Vice President           None
19 Cayuga Street
Rye, NY 10580

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Minnie Ra                       Vice President           None
100 Dolores Street, #203
Carmel, CA 93923

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Heather Rabinowitz(2)           Assistant Vice President None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary D. Rakan                   Vice President           None
25031 Woodridge Triangle
Farmington, MI 48335

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dusting Raring                  Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Raso                 Vice President           None
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Rentschler              Vice President           None
677 Middlesex Road
Grosse Pointe Park, MI 48230

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Louis H. Reynolds(2)            Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Simone Richter(2)      Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruxandra Risko(2)               Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David R. Robertson(2)           Senior Vice President    None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth A. Rosenson             Vice President           None
24753 Bantage Point Terr.
Malibu, CA 90265

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff(2)                President & Director     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William R. Rylander             Vice President           None
85 Evergreen Road
Vernon, CT 06066

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Sabow(2)                 Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Saunders                   Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tonya Sax                       Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alfredo Scalzo                  Vice President           None
9616 Lake Chase Island Way
Tampa, FL 33626

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Schmitt                  Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sciortino               Vice President           None
785 Beau Chene Drive
Mandeville, LA 70471

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Sharp                      Vice President           None
862 McNeill Circle
Woodland, CA 95695

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debbie Simon(2)                 Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Bruce Smith             Vice President           None
808 South 194th Street
Seattle,WA 98148

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein(2)                  Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Stoma(2)                   Senior Vice President    None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Summe                  Vice President           None
239 N. Colony Drive
Edgewood, KY 41017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman(2)              Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George T. Sweeney               Senior Vice President    None
5 Smoke House Lane
Hummelstown, PA 17036

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

 Scott McGregor Tatum           Vice President           None
 704 Inwood
Southlake, TX 76092

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Taylor(2)                 Assistant Vice President None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles(2)                Senior Vice President    None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David G. Thomas                 Vice President           None
1328 N. Cleveland Street
Arlington, VA 22201

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan K.Toma                    Vice President           None
14575 S. Gallery
Olathe, KS 66062

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Floyd A. Tucker                 Vice President           None
1930 W. Barry Ave., #2
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tanya Valency(2)                Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Vandehey(1)                Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermete                 Assistant Vice President None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa Ward(1)                  Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael J. Weigner              Vice President           None
4905 W. San Nicholas Street
Tampa, FL 33629

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donn Weise                      Vice President           None
3249 Earlmar Drive
Los Angeles, CA 90064

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine White(2)              Assistant Vice President None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Wilson(2)                Vice President           None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna Winn(2)                   Senior Vice President    None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower(2)              Senior Vice President    None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cary Patrick Wozniak            Vice President           None
18808 Bravata Court
San Diego, CA 92128

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregor D. Yuska                 Vice President           None
16035 Canterbury Estates Dr.
Ellisville, MO 63021

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack(2)               General Counsel &        Secretary
                                Director

---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                  SIGNATURES

Pursuant  to  the  requirements  of the  Securities  Act of  1933  and/or  the
Investment  Company Act of 1940,  the  Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement pursuant to
Rule  485(b)  under  the  Securities  Act of 1933  and has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the 28th day of February, 2003.

                                Oppenheimer Concentrated Growth Fund

                                By:  /s/ John V. Murphy*
                                ----------------------------------------------
                                John V. Murphy, President,
                                Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date
----------                   -----                       ----

/s/ Clayton K. Yeutter*      Chairman of the
---------------------------  Board of Trustees           February 28, 2003
Clayton K.Yeutter

/s/ Donald W. Spiro*         Vice Chairman of the        February 28, 2003
-------------------------    Board and Trustee
Donald W. Spiro

/s/ John V. Murphy*          President, Principal
--------------------------   Executive Officer           February 28, 2003
John V. Murphy               & Trustee

/s/ Brian W. Wixted*         Treasurer, Principal        February 28, 2003
-------------------------    Financial and
Brian W. Wixted              Accounting Officer

/s/ Robert G. Galli*         Trustee                     February 28, 2003
-----------------------
Robert G. Galli

/s/ Phillip A. Griffiths*    Trustee                     February 28, 2003
---------------------------
Phillip A. Griffiths

/s/ Benjamin Lipstein*       Trustee                     February 28, 2003
--------------------------
Benjamin Lipstein

/s/ Joel W. Motley*          Trustee                     February 28, 2003
------------------------
Joel W. Motley

/s/ Elizabeth B. Moynihan*   Trustee                     February 28, 2003
--------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*      Trustee                     February 28, 2003
----------------------------
Kenneth A. Randall

/s/ Edward V. Regan*         Trustee                     February 28, 2003
-------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*                            Trustee  February
28, 2003
---------------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                     OPPENHEIMER CONCENTRATED GROWTH FUND

                        Post-Effective Amendment No. 2

                          Registration No. 333-43610

                                EXHIBIT INDEX

Exhibit No.       Description
-----------       -----------

23 (a)(iv)        Amendment  #4 to the  Declaration  of Trust dated  August 1,
2002

23(j)             Independent Auditors' Consent